Vanguard® Wellington™ Fund
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (65.8%)
Communication Services (6.5%)
	Alphabet Inc. Class A	12,758,972	4,329,757
	Meta Platforms Inc. Class A	4,174,967	2,389,501
	Walt Disney Co.	5,963,570	641,382
*	Spotify Technology SA	1,165,627	633,658
			7,994,298
Consumer Discretionary (6.5%)
*	Amazon.com Inc.	16,297,352	4,233,563
	Home Depot Inc.	2,404,984	788,426
	Marriott International Inc. Class A	2,182,739	745,973
	Yum! Brands Inc.	4,820,760	739,071
*	Tesla Inc.	1,730,696	636,809
	Ross Stores Inc.	2,449,878	559,895
	TJX Cos. Inc.	1,667,470	223,291
			7,927,028
Consumer Staples (2.7%)
	Coca-Cola Co.	10,910,949	967,474
*	US Foods Holding Corp.	8,427,566	883,546
	Philip Morris International Inc.	4,008,170	750,730
	British American Tobacco plc	9,562,435	531,325
	Archer-Daniels-Midland Co.	2,697,112	219,248
			3,352,323
Energy (2.4%)
	Devon Energy Corp.	23,114,235	1,121,272
	Targa Resources Corp.	3,248,853	954,026
	Phillips 66	2,205,321	543,788
	Cheniere Energy Inc.	852,540	248,677
			2,867,763
Financials (7.5%)
	Blackrock Inc.	1,613,066	1,864,075
*	Berkshire Hathaway Inc. Class B	3,084,823	1,554,843
	Mastercard Inc. Class A	2,518,149	1,483,971
	UBS Group AG (Registered)	26,223,015	1,435,880
	Nasdaq Inc.	9,193,836	906,604
	Fifth Third Bancorp	11,190,159	601,695
	Bank of New York Mellon Corp.	3,503,821	565,096
	JPMorgan Chase & Co.	1,265,889	450,682
	American International Group Inc.	4,018,465	306,850
			9,169,696
Health Care (5.9%)
	Merck & Co. Inc.	7,603,992	1,123,566
	Eli Lilly & Co.	825,468	954,844
	Stryker Corp.	2,106,505	682,086
*	Mettler-Toledo International Inc.	455,118	639,505
	CVS Health Corp.	6,681,726	627,481
	UnitedHealth Group Inc.	1,539,597	599,534
	Cardinal Health Inc.	2,166,875	508,392
	Cencora Inc.	1,554,508	503,039
	GSK plc ADR	9,498,942	477,322
	HCA Healthcare Inc.	1,118,968	463,756
*	Moderna Inc.	2,296,120	322,237
*	Centene Corp.	4,396,372	282,863
			7,184,625
Industrials (4.7%)
	GE Aerospace	2,938,160	986,370
	Eaton Corp. plc	2,160,374	868,211
	Johnson Controls International plc	6,259,588	865,325
	Northrop Grumman Corp.	1,360,801	734,424
	WW Grainger Inc.	451,953	591,828
	Ferguson Enterprises Inc.	2,586,429	580,679
	PACCAR Inc.	3,236,428	401,738

				Shares	Market Value ($000)
	Deere & Co.			593,955	388,987
*	Honeywell Aerospace Inc.			1,737,282	274,682
					5,692,244
Information Technology (24.7%)
	NVIDIA Corp.			29,897,060	6,600,673
	Microsoft Corp.			11,025,736	5,593,246
	Apple Inc.			16,662,952	5,279,656
	Broadcom Inc.			6,995,239	2,590,617
*	Intel Corp.			14,475,681	1,295,718
	Micron Technology Inc.			1,344,103	1,288,632
	Amphenol Corp. Class A			5,866,941	930,203
	Texas Instruments Inc.			3,031,329	790,904
*	Cadence Design Systems Inc.			2,137,621	724,183
*	Advanced Micro Devices Inc.			1,423,864	670,241
*	Snowflake Inc. Class A			1,833,685	607,738
	Corning Inc.			3,482,525	517,956
	ASML Holding NV (Registered) ADR			300,267	509,256
	Dell Technologies Inc. Class C			997,796	455,005
	Jabil Inc.			1,440,371	439,688
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR			933,558	387,725
	Applied Materials Inc.			819,185	375,506
*	Flex Ltd.			2,936,380	320,800
	Seagate Technology Holdings plc			282,817	234,280
	Intuit Inc.			562,417	202,076
*,1	Cerebras Systems Inc. Class A			656,734	120,997
*,1	Via Transportation Inc. Class A			3,027,791	84,566
*	Coherent Corp.			221,209	61,459
*,1	Bending Spoons SpA			715,953	29,605
					30,110,730
Materials (2.0%)
	Anglo American plc			11,678,359	662,052
	Sherwin-Williams Co.			1,805,869	611,846
	Corteva Inc.			6,321,877	535,020
	Freeport-McMoRan Inc.			5,175,001	391,955
	Linde plc			533,500	261,191
					2,462,064
Real Estate (1.6%)
	Simon Property Group Inc.			4,712,147	1,000,483
	Welltower Inc.			3,722,919	879,502
	Weyerhaeuser Co.			5,026,437	117,468
					1,997,453
Utilities (1.3%)
	Sempra			11,249,347	919,072
	Dominion Energy Inc.			10,696,049	706,046
					1,625,118
Total Common Stocks (Cost $48,907,703)					80,383,342
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.9%)
U.S. Government Securities (8.2%)
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2031	211,365	202,905
	United States Treasury Note/Bond	3.375%	11/30/2027	81,560	80,668
	United States Treasury Note/Bond	4.000%	12/15/2027	138,136	137,661
	United States Treasury Note/Bond	3.375%	12/31/2027	336,670	332,712
	United States Treasury Note/Bond	4.250%	1/15/2028	56,098	56,059
	United States Treasury Note/Bond	3.375%	2/29/2028	48,166	47,530
	United States Treasury Note/Bond	4.000%	2/29/2028	55,525	55,275
	United States Treasury Note/Bond	3.875%	3/15/2028	73,310	72,843
	United States Treasury Note/Bond	3.625%	3/31/2028	19,195	18,993
	United States Treasury Note/Bond	3.875%	3/31/2028	129,034	128,177
	United States Treasury Note/Bond	3.750%	4/15/2028	195,121	193,376
	United States Treasury Note/Bond	3.750%	4/30/2028	201,014	199,200
	United States Treasury Note/Bond	3.750%	5/15/2028	96,884	95,972
	United States Treasury Note/Bond	3.625%	5/31/2028	12,367	12,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.875%	6/15/2028	39,749	39,438
	United States Treasury Note/Bond	4.250%	7/31/2028	140,000	139,776
	United States Treasury Note/Bond	3.625%	8/15/2028	120,000	118,406
	United States Treasury Note/Bond	4.375%	8/31/2028	20,121	20,133
	United States Treasury Note/Bond	3.375%	9/15/2028	26,118	25,624
	United States Treasury Note/Bond	3.500%	11/15/2028	41,742	40,990
	United States Treasury Note/Bond	4.375%	11/30/2028	101,214	101,226
	United States Treasury Note/Bond	3.750%	12/31/2028	97,033	95,692
	United States Treasury Note/Bond	3.500%	1/15/2029	74,107	72,657
	United States Treasury Note/Bond	3.500%	2/15/2029	11,835	11,595
	United States Treasury Note/Bond	4.250%	2/28/2029	93,215	92,938
	United States Treasury Note/Bond	3.500%	3/15/2029	188,459	184,550
	United States Treasury Note/Bond	4.125%	3/31/2029	176,856	175,750
	United States Treasury Note/Bond	3.875%	4/15/2029	251,031	247,864
	United States Treasury Note/Bond	4.625%	4/30/2029	126,505	127,231
	United States Treasury Note/Bond	3.875%	5/15/2029	133,281	131,542
	United States Treasury Note/Bond	4.500%	5/31/2029	144,467	144,839
	United States Treasury Note/Bond	4.000%	7/31/2029	349,241	345,381
	United States Treasury Note/Bond	3.625%	8/31/2029	25,059	24,510
	United States Treasury Note/Bond	3.500%	9/30/2029	121,244	118,080
	United States Treasury Note/Bond	3.875%	9/30/2029	4,297	4,230
	United States Treasury Note/Bond	4.000%	10/31/2029	15,799	15,602
	United States Treasury Note/Bond	4.125%	10/31/2029	89,094	88,314
	United States Treasury Note/Bond	4.125%	11/30/2029	132,097	130,884
	United States Treasury Note/Bond	4.375%	12/31/2029	2,311	2,307
	United States Treasury Note/Bond	4.000%	2/28/2030	55,241	54,473
	United States Treasury Note/Bond	4.000%	3/31/2030	116,959	115,264
	United States Treasury Note/Bond	3.500%	4/30/2030	63,526	61,506
	United States Treasury Note/Bond	3.875%	4/30/2030	121,919	119,576
	United States Treasury Note/Bond	3.750%	5/31/2030	11,316	11,043
	United States Treasury Note/Bond	4.000%	5/31/2030	141,743	139,556
	United States Treasury Note/Bond	3.875%	6/30/2030	125,265	122,731
	United States Treasury Note/Bond	3.875%	7/31/2030	85,000	83,237
	United States Treasury Note/Bond	3.625%	8/31/2030	59,532	57,714
	United States Treasury Note/Bond	4.875%	10/31/2030	4,088	4,150
	United States Treasury Note/Bond	3.500%	11/30/2030	336,116	323,511
	United States Treasury Note/Bond	3.625%	12/31/2030	52,480	50,731
	United States Treasury Note/Bond	3.750%	12/31/2030	19,022	18,476
	United States Treasury Note/Bond	3.750%	1/31/2031	186,985	181,551
	United States Treasury Note/Bond	3.500%	2/28/2031	225,383	216,508
	United States Treasury Note/Bond	3.875%	3/31/2031	179,130	174,652
	United States Treasury Note/Bond	3.875%	4/30/2031	144,089	140,414
	United States Treasury Note/Bond	4.125%	5/31/2031	212,711	209,412
	United States Treasury Note/Bond	4.125%	6/30/2031	74,767	73,581
	United States Treasury Note/Bond	4.125%	7/31/2031	32,163	31,629
	United States Treasury Note/Bond	4.375%	7/31/2031	412,006	409,834
	United States Treasury Note/Bond	4.375%	8/31/2031	184,905	183,908
	United States Treasury Note/Bond	3.625%	9/30/2031	6,017	5,777
	United States Treasury Note/Bond	4.125%	10/31/2031	15,405	15,130
	United States Treasury Note/Bond	4.000%	4/30/2032	2,950	2,871
	United States Treasury Note/Bond	3.875%	8/31/2032	3,517	3,392
	United States Treasury Note/Bond	3.875%	9/30/2032	26,330	25,372
	United States Treasury Note/Bond	3.750%	10/31/2032	56,599	54,121
	United States Treasury Note/Bond	3.875%	12/31/2032	64,576	62,094
	United States Treasury Note/Bond	4.000%	1/31/2033	37,552	36,339
	United States Treasury Note/Bond	3.750%	2/28/2033	52,281	49,847
	United States Treasury Note/Bond	4.250%	3/31/2033	17,094	16,766
	United States Treasury Note/Bond	4.250%	5/31/2033	40,864	40,037
	United States Treasury Note/Bond	4.250%	6/30/2033	511,680	501,106
	United States Treasury Note/Bond	4.250%	11/15/2034	9,585	9,305
	United States Treasury Note/Bond	4.250%	8/15/2035	27,736	26,804
	United States Treasury Note/Bond	4.125%	2/15/2036	140,443	134,003
[2,3]	United States Treasury Note/Bond	4.375%	5/15/2036	647,180	628,953
	United States Treasury Note/Bond	4.625%	8/15/2036	129,798	128,560
	United States Treasury Note/Bond	1.750%	8/15/2041	12,610	8,192
	United States Treasury Note/Bond	2.000%	11/15/2041	224,363	150,507
	United States Treasury Note/Bond	2.375%	2/15/2042	8,898	6,281
	United States Treasury Note/Bond	3.250%	5/15/2042	20,950	16,704
	United States Treasury Note/Bond	3.375%	8/15/2042	120,104	96,947
	United States Treasury Note/Bond	4.000%	11/15/2042	63,777	55,693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.875%	2/15/2043	85,497	73,223
	United States Treasury Note/Bond	4.375%	8/15/2043	23,886	21,705
	United States Treasury Note/Bond	4.750%	11/15/2043	43,742	41,562
	United States Treasury Note/Bond	4.125%	8/15/2044	15,310	13,358
	United States Treasury Note/Bond	4.625%	11/15/2044	3,260	3,031
	United States Treasury Note/Bond	5.000%	5/15/2045	25,760	25,054
	United States Treasury Note/Bond	2.500%	2/15/2046	25,073	16,619
	United States Treasury Note/Bond	4.625%	2/15/2046	20,408	18,885
	United States Treasury Note/Bond	5.000%	5/15/2046	242,141	235,009
	United States Treasury Note/Bond	2.375%	5/15/2051	14,667	8,749
	United States Treasury Note/Bond	3.000%	8/15/2052	109	74
	United States Treasury Note/Bond	4.000%	11/15/2052	437	357
	United States Treasury Note/Bond	3.625%	2/15/2053	28,411	21,696
	United States Treasury Note/Bond	4.125%	8/15/2053	9,145	7,632
	United States Treasury Note/Bond	4.625%	5/15/2054	20,167	18,293
	United States Treasury Note/Bond	4.500%	11/15/2054	6,472	5,748
	United States Treasury Note/Bond	4.625%	2/15/2055	66,223	60,062
	United States Treasury Note/Bond	4.750%	8/15/2055	44,418	41,099
	United States Treasury Note/Bond	4.625%	11/15/2055	67,650	61,345
	United States Treasury Note/Bond	4.750%	2/15/2056	87,267	80,808
	United States Treasury Note/Bond	5.000%	5/15/2056	243,007	234,283
	United States Treasury Note/Bond	5.125%	8/15/2056	94,881	93,265
					10,073,266
Agency Collateralized Mortgage Obligation Securities (0.2%)
[4,5]	Fannie Mae REMICS	1.500%	8/25/2041	562	551
[4,5]	Fannie Mae REMICS	2.500%	8/25/2046	11,846	9,904
[4,5]	Fannie Mae REMICS	3.000%	2/25/2049	461	447
[4,5]	Fannie Mae REMICS	3.500%	4/25/2031–11/25/2057	36,381	34,557
[4,5]	Fannie Mae REMICS	4.000%	7/25/2053	650	647
[4,5]	Freddie Mac REMICS	3.500%	3/15/2031–10/15/2045	4,844	4,516
[4,5]	Freddie Mac REMICS	4.000%	12/15/2030–2/15/2031	1,678	1,650
[4,5]	Freddie Mac REMICS	4.500%	6/25/2033	33,394	32,595
[4,5]	Freddie Mac REMICS	4.800%	7/25/2031–8/25/2031	59,836	59,581
[4,5]	Freddie Mac REMICS	4.850%	8/25/2031	19,268	19,147
[4]	Ginnie Mae REMICS	2.500%	10/20/2049	39,566	34,667
					198,262
Agency Mortgage-Backed Securities (0.5%)
[4,5]	Fannie Mae Pool	3.000%	6/1/2043	4,619	4,143
[4,5]	Fannie Mae Pool	3.820%	12/1/2030	38,249	36,868
[4,5]	Fannie Mae Pool	4.050%	9/1/2030	39,285	38,265
[4,5]	Fannie Mae Pool	4.120%	10/1/2030	28,642	27,956
[4,5]	Fannie Mae Pool	4.190%	8/1/2030	18,123	17,756
[4,5]	Fannie Mae Pool	4.200%	10/1/2030	52,490	51,396
[4,5]	Fannie Mae Pool	4.220%	8/1/2030–9/1/2030	35,439	34,755
[4,5]	Fannie Mae Pool	4.240%	9/1/2030	62,807	61,615
[4,5]	Fannie Mae Pool	4.270%	10/1/2030	36,365	35,698
[4,5]	Fannie Mae Pool	4.295%	10/1/2030	24,450	24,025
[4,5]	Fannie Mae Pool	4.340%	4/1/2030–8/1/2030	129,269	127,474
[4,5]	Fannie Mae Pool	4.360%	7/1/2030	15,100	14,896
[4,5]	Fannie Mae Pool	4.380%	8/1/2030	12,790	12,618
[4,5]	Fannie Mae Pool	4.400%	9/1/2030	24,875	24,549
[4,5]	Fannie Mae Pool	4.420%	8/1/2030	14,820	14,641
[4,5]	Fannie Mae Pool	4.670%	8/1/2030	8,209	8,179
[4]	Ginnie Mae I Pool	7.000%	11/15/2031–11/15/2033	293	297
[4,5]	UMBS Pool	2.500%	9/1/2027–4/1/2038	15,811	14,479
[4,5]	UMBS Pool	3.000%	3/1/2033	10,953	10,650
[4,5]	UMBS Pool	3.500%	11/1/2045–6/1/2046	42	39
[4,5]	UMBS Pool	5.000%	12/1/2054–10/1/2055	75,359	73,050
					633,349
Total U.S. Government and Agency Obligations (Cost $11,173,989)					10,904,877
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
[4]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/16/2030	43,970	44,477
[4,6]	American Tower Trust #1	5.490%	3/15/2028	66,310	66,526
[4,6]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/2049	177	176
[4,6]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/2059	49	49
[4,6]	BRAVO Residential Funding Trust Series 2026-NQMR1	5.395%	8/25/2062	32,507	32,198
[4,6]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	6,115	6,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/2039	2,279	2,261
[4,6]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	36,272	35,886
[4,6]	Chesapeake Funding II LLC Series 2024-1A	5.520%	5/15/2036	7,420	7,444
[4,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/2051	13,377	12,698
[4,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/2051	23,496	21,332
[4,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/2030	7,689	7,736
[4,6]	Enterprise Fleet Financing LLC Series 2024-1	5.230%	3/20/2030	5,164	5,178
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/2033	28,605	27,893
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	40,745	40,823
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/2029	47,853	48,580
[4,5]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	14,445	13,834
[4,6]	GS Mortgage-Backed Securities Trust Series 2026-DSC1	4.725%	5/25/2066	26,079	25,483
[4,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/2039	1,904	1,890
[4,6]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/2039	3,160	3,135
[4,6]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/2039	598	594
[4,6]	OBX Trust Series 2026-NQM12	5.538%	7/25/2056	41,371	41,223
[4,6]	PRET Trust Series 2025-RPL6	3.850%	9/25/2069	122,798	116,935
[4,6]	PRET Trust Series 2026-RPL1	4.150%	1/25/2070	21,571	20,711
[4,6]	PRET Trust Series 2026-RPL2	4.500%	6/25/2070	28,270	27,408
[4,6]	PRPM Trust Series 2026-RCF1	4.845%	1/25/2056	5,827	5,705
[4,6]	RFR Trust Series 2025-SGRM	5.379%	3/11/2041	34,650	34,641
[4,6]	Start II Ltd. Series 2019-1	4.089%	3/15/2044	4,805	4,816
[4,6]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/2051	19,129	18,880
[4,6]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/2051	35,385	32,956
[4,6]	Verus Securitization Trust Series 2025-R2	5.086%	7/25/2067	36,237	35,699
[4,6]	Verus Securitization Trust Series 2026-R1	4.832%	10/25/2067	8,127	7,975
[4,6]	Verus Securitization Trust Series 2026-R2	5.389%	10/25/2067	22,204	22,009
[4]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/2027	6,132	6,136
[4,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/2038	3,009	3,014
[4,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/2038	16,687	16,775
[4,6]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/2039	11,963	12,002
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $823,711)					811,128
Corporate Bonds (21.6%)
Communications (1.2%)
	Alphabet Inc.	4.375%	11/15/2032	13,050	12,558
	Alphabet Inc.	4.400%	2/15/2033	30,080	28,797
	Alphabet Inc.	5.200%	8/15/2033	16,075	16,018
	Alphabet Inc.	4.700%	11/15/2035	40,060	37,959
	Alphabet Inc.	4.800%	2/15/2036	8,245	7,855
	Alphabet Inc.	6.250%	8/15/2046	35,315	35,478
	Alphabet Inc.	5.250%	5/15/2055	3,230	2,791
	Alphabet Inc.	5.650%	2/15/2056	5,083	4,647
	Alphabet Inc.	6.375%	8/15/2056	18,350	18,470
	Alphabet Inc.	5.750%	2/15/2066	15,745	14,125
	Alphabet Inc.	6.500%	8/15/2066	18,795	18,794
	America Movil SAB de CV	3.625%	4/22/2029	15,595	15,039
	AT&T Inc.	3.500%	6/1/2041	56,803	42,141
	AT&T Inc.	4.300%	12/15/2042	61,391	48,526
	AT&T Inc.	5.550%	11/1/2045	26,495	23,625
	AT&T Inc.	5.850%	4/30/2046	46,095	42,474
	AT&T Inc.	3.500%	9/15/2053	10,710	6,532
	AT&T Inc.	3.550%	9/15/2055	5,355	3,242
	AT&T Inc.	6.050%	8/15/2056	9,700	8,909
	AT&T Inc.	3.800%	12/1/2057	5,282	3,318
	AT&T Inc.	3.650%	9/15/2059	11,780	7,099
	AT&T Inc.	6.300%	10/30/2066	11,540	10,775
	Charter Communications Operating LLC	6.100%	6/1/2029	4,675	4,754
	Comcast Corp.	5.650%	6/15/2035	4,725	4,701
	Comcast Corp.	6.500%	11/15/2035	945	995
	Comcast Corp.	3.250%	11/1/2039	15,755	11,485
	Comcast Corp.	3.750%	4/1/2040	8,140	6,267
	Comcast Corp.	3.400%	7/15/2046	5,475	3,506
	Comcast Corp.	3.969%	11/1/2047	56,219	38,565
	Comcast Corp.	3.999%	11/1/2049	29,824	20,122
	Comcast Corp.	2.800%	1/15/2051	68,495	36,392
	Comcast Corp.	2.887%	11/1/2051	122,993	65,822
	Comcast Corp.	2.450%	8/15/2052	20,070	9,731
	Comcast Corp.	6.050%	5/15/2055	9,600	8,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	2.937%	11/1/2056	207,548	105,888
	Comcast Corp.	2.987%	11/1/2063	84,251	41,053
	Meta Platforms Inc.	5.500%	11/15/2045	98,110	85,134
	Meta Platforms Inc.	6.200%	5/15/2046	117,830	110,641
	Meta Platforms Inc.	5.600%	5/15/2053	13,422	11,266
	Meta Platforms Inc.	5.400%	8/15/2054	53,145	43,072
[4]	Meta Platforms Inc.	5.625%	11/15/2055	21,990	18,362
	Meta Platforms Inc.	6.300%	5/15/2056	49,015	45,165
	Meta Platforms Inc.	5.750%	5/15/2063	15,440	12,746
	Meta Platforms Inc.	5.550%	8/15/2064	17,300	13,792
[6]	NTT Finance Corp.	4.620%	7/16/2028	19,455	19,358
[6]	NTT Finance Corp.	4.876%	7/16/2030	22,805	22,500
[6]	NTT Finance Corp.	2.065%	4/3/2031	10,370	9,031
[6]	NTT Finance Corp.	5.259%	11/1/2033	48,060	47,054
[6]	Ooredoo International Finance Ltd.	2.625%	4/8/2031	23,430	21,135
	Orange SA	9.000%	3/1/2031	20,280	23,287
[6]	Sopaipilla Investor LLC	7.534%	11/30/2048	22,655	23,185
	T-Mobile USA Inc.	2.050%	2/15/2028	37,110	35,768
	T-Mobile USA Inc.	4.850%	1/15/2029	8,160	8,173
	T-Mobile USA Inc.	4.200%	10/1/2029	50,702	49,754
	T-Mobile USA Inc.	4.375%	4/15/2040	9,700	8,195
	TWDC Enterprises 18 Corp.	4.375%	8/16/2041	26,724	22,937
	Uber Technologies Inc.	4.800%	9/15/2034	45,135	43,179
	Walt Disney Co.	3.500%	5/13/2040	21,963	17,500
	Walt Disney Co.	4.750%	9/15/2044	2,358	2,048
					1,460,509
Consumer Discretionary (0.8%)
	Amazon.com Inc.	3.600%	4/13/2032	84,875	79,097
	Amazon.com Inc.	4.550%	3/13/2033	46,000	44,309
	Amazon.com Inc.	5.100%	7/9/2033	57,387	56,762
	Amazon.com Inc.	4.875%	3/13/2036	54,755	52,067
	Amazon.com Inc.	5.300%	7/9/2036	108,500	106,236
	Amazon.com Inc.	2.875%	5/12/2041	2,600	1,854
	Amazon.com Inc.	5.650%	3/13/2046	23,235	21,788
	Amazon.com Inc.	6.000%	7/9/2046	94,515	91,847
	Amazon.com Inc.	5.800%	3/13/2056	38,535	35,547
	Amazon.com Inc.	4.250%	8/22/2057	41,967	30,253
	Amazon.com Inc.	4.100%	4/13/2062	8,245	5,658
	Amazon.com Inc.	5.950%	3/13/2066	50,950	46,886
	Amazon.com Inc.	6.250%	7/9/2066	28,694	27,628
	Amazon.com Inc.	6.050%	3/13/2076	77,055	71,066
[4]	Brown University	2.924%	9/1/2050	5,150	3,267
[4]	Duke University	2.832%	10/1/2055	25,700	15,317
[4]	Georgetown University	4.315%	4/1/2049	2,732	2,171
[4]	Georgetown University	2.943%	4/1/2050	410	257
	Home Depot Inc.	4.850%	6/25/2031	11,510	11,503
	Home Depot Inc.	3.250%	4/15/2032	22,816	20,970
	Home Depot Inc.	3.300%	4/15/2040	12,800	9,967
	Home Depot Inc.	4.200%	4/1/2043	8,075	6,667
	Home Depot Inc.	4.875%	2/15/2044	15,605	13,865
	Home Depot Inc.	4.400%	3/15/2045	34,095	28,154
	Home Depot Inc.	4.250%	4/1/2046	32,565	26,152
	Home Depot Inc.	4.500%	12/6/2048	20,799	16,996
	Home Depot Inc.	3.125%	12/15/2049	2,490	1,598
	Home Depot Inc.	3.350%	4/15/2050	17,300	11,531
	Home Depot Inc.	2.375%	3/15/2051	2,495	1,343
	Home Depot Inc.	2.750%	9/15/2051	11,710	6,800
	Home Depot Inc.	3.625%	4/15/2052	25,570	17,643
	Home Depot Inc.	5.300%	6/25/2054	23,770	21,489
[6]	Hyundai Capital America	4.750%	6/18/2029	24,995	24,791
[4]	Johns Hopkins University	4.083%	7/1/2053	7,625	5,842
[4]	Northeastern University	2.894%	10/1/2050	6,995	4,460
[4]	Northwestern University	2.640%	12/1/2050	805	482
[4]	Trustees of Princeton University	2.516%	7/1/2050	1,997	1,196
	Trustees of Princeton University	4.201%	3/1/2052	2,157	1,711
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	6,177	3,529
[4]	University of Chicago	2.761%	4/1/2045	5,825	4,531
	University of Southern California	4.976%	10/1/2053	15,930	14,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Yale University	2.402%	4/15/2050	1,366	780
					948,047
Consumer Staples (1.7%)
	Anheuser-Busch Cos. LLC	6.500%	1/1/2028	19,550	19,991
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	60,550	57,348
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	121,844	106,569
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	6,460	5,857
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	14,877	14,670
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	61,631	56,316
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	12,267	11,573
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	10,479	10,169
	BAT Capital Corp.	6.343%	8/2/2030	10,115	10,566
	BAT Capital Corp.	5.350%	8/15/2032	14,875	14,951
	BAT Capital Corp.	5.300%	8/5/2033	4,730	4,705
	BAT Capital Corp.	6.000%	2/20/2034	18,947	19,589
	BAT Capital Corp.	5.625%	8/15/2035	44,866	45,138
	BAT Capital Corp.	5.550%	8/5/2036	27,835	27,558
	BAT Capital Corp.	4.390%	8/15/2037	36,480	32,419
	BAT Capital Corp.	7.079%	8/2/2043	24,622	26,535
	BAT Capital Corp.	4.540%	8/15/2047	26,739	21,153
[6]	Cargill Inc.	6.875%	5/1/2028	19,355	19,816
[6]	CK Hutchison International 20 Ltd.	3.375%	5/8/2050	22,015	15,129
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	9,037	9,139
	Diageo Capital plc	2.375%	10/24/2029	20,000	18,587
	Diageo Capital plc	2.000%	4/29/2030	5,830	5,260
	Diageo Capital plc	2.125%	4/29/2032	1,845	1,573
[6]	Imperial Brands Finance plc	4.500%	6/30/2028	20,830	20,712
[6]	Imperial Brands Finance plc	4.875%	2/7/2032	31,325	30,616
[6]	Imperial Brands Finance plc	5.500%	7/7/2036	41,260	40,018
	JBS NV	3.000%	2/2/2029	4,275	4,088
	JBS NV	3.000%	5/15/2032	15,975	14,079
	JBS NV	5.750%	4/1/2033	11,790	11,962
	JBS NV	5.950%	4/20/2035	8,380	8,470
	JBS NV	5.500%	1/15/2036	20,165	19,650
[6]	JBS NV	5.625%	3/10/2037	28,290	27,505
	JBS NV	6.375%	2/25/2055	8,202	7,819
	JBS NV	6.250%	3/1/2056	79,461	74,837
[6]	JBS NV	6.400%	5/10/2057	91,734	88,009
	JBS NV	6.375%	4/15/2066	32,765	30,761
	Kenvue Inc.	5.000%	3/22/2030	32,560	32,674
	Kenvue Inc.	4.850%	5/22/2032	37,460	37,128
	Kenvue Inc.	4.900%	3/22/2033	39,019	38,483
	Kenvue Inc.	5.100%	3/22/2043	29,017	26,617
[6]	Mars Inc.	4.800%	3/1/2030	41,665	41,453
[6]	Mars Inc.	5.200%	3/1/2035	117,725	115,996
[6]	Mars Inc.	5.650%	5/1/2045	66,112	63,469
[6]	Mars Inc.	5.700%	5/1/2055	38,105	35,975
[6]	Mars Inc.	5.800%	5/1/2065	26,483	25,084
	Philip Morris International Inc.	5.625%	11/17/2029	44,150	45,124
	Philip Morris International Inc.	5.125%	2/15/2030	107,792	108,476
	Philip Morris International Inc.	4.000%	10/29/2030	13,725	13,261
	Philip Morris International Inc.	5.125%	2/13/2031	28,130	28,260
	Philip Morris International Inc.	4.750%	11/1/2031	21,770	21,491
	Philip Morris International Inc.	4.250%	10/29/2032	98,320	93,726
	Philip Morris International Inc.	5.750%	11/17/2032	50,815	52,328
	Philip Morris International Inc.	5.375%	2/15/2033	98,706	99,623
	Philip Morris International Inc.	5.250%	2/13/2034	104,740	104,364
	Philip Morris International Inc.	4.625%	10/29/2035	48,600	45,703
	Philip Morris International Inc.	4.875%	4/29/2036	40,860	39,074
	Philip Morris International Inc.	4.375%	11/15/2041	3,744	3,169
	Philip Morris International Inc.	4.500%	3/20/2042	3,294	2,815
	Philip Morris International Inc.	4.125%	3/4/2043	3,565	2,885
	Philip Morris International Inc.	4.875%	11/15/2043	17,539	15,436
	Philip Morris International Inc.	4.250%	11/10/2044	23,295	18,883
	Reynolds American Inc.	5.700%	8/15/2035	8,245	8,315
	Reynolds American Inc.	5.850%	8/15/2045	35,797	33,942
	Tyson Foods Inc.	5.100%	8/24/2031	15,440	15,377
	Tyson Foods Inc.	5.600%	1/24/2037	24,685	24,492
					2,126,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy (1.2%)
	BP Capital Markets America Inc.	1.749%	8/10/2030	12,780	11,371
	BP Capital Markets America Inc.	2.721%	1/12/2032	38,165	34,044
	BP Capital Markets America Inc.	4.893%	9/11/2033	39,975	39,240
	BP Capital Markets America Inc.	5.227%	11/17/2034	26,000	25,917
	BP Capital Markets America Inc.	3.060%	6/17/2041	20,000	14,654
	Cheniere Energy Partners LP	5.950%	6/30/2033	9,045	9,310
[6]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	8,490	8,393
[6]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	25,130	24,455
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	4,550	4,571
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	11,830	12,176
[6]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	25,380	26,193
[6]	Columbia Pipelines Operating Co. LLC	5.507%	5/15/2036	18,670	18,359
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	39,861	41,035
[6]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/2063	8,253	8,586
	Diamondback Energy Inc.	5.400%	4/18/2034	18,625	18,597
	Diamondback Energy Inc.	5.550%	4/1/2035	22,625	22,748
	Diamondback Energy Inc.	6.250%	3/15/2053	15,190	15,303
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	19,580	18,502
[4]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	4,185	3,629
[4]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	24,863	20,737
	Enbridge Inc.	4.900%	6/20/2030	10,795	10,759
	Enbridge Inc.	5.550%	6/20/2035	8,520	8,490
	Enbridge Inc.	6.700%	11/15/2053	12,000	12,641
	Enbridge Inc.	5.950%	4/5/2054	9,700	9,326
	Energy Transfer LP	5.250%	4/15/2029	45,390	45,782
	Energy Transfer LP	5.200%	4/1/2030	11,955	12,030
	Energy Transfer LP	5.550%	5/15/2034	8,900	8,897
	Energy Transfer LP	5.350%	1/15/2036	12,570	12,264
	Energy Transfer LP	5.150%	2/1/2043	4,845	4,255
	Energy Transfer LP	5.350%	5/15/2045	4,800	4,244
	Energy Transfer LP	6.125%	12/15/2045	14,600	14,071
	Energy Transfer LP	5.300%	4/15/2047	5,745	5,010
	Energy Transfer LP	5.400%	10/1/2047	32,748	28,770
	Energy Transfer LP	6.000%	6/15/2048	14,542	13,691
	Energy Transfer LP	5.000%	5/15/2050	5,110	4,190
[6]	Eni SpA	5.250%	5/18/2036	20,045	19,368
[6]	Eni SpA	5.950%	5/15/2054	22,380	21,361
[6]	Eni SpA	6.000%	5/18/2056	35,385	33,780
	Enterprise Products Operating LLC	5.200%	1/15/2036	13,410	13,166
	Enterprise Products Operating LLC	5.950%	2/1/2041	3,000	3,036
	Enterprise Products Operating LLC	5.100%	2/15/2045	38,900	35,022
	Enterprise Products Operating LLC	4.900%	5/15/2046	7,125	6,199
	Enterprise Products Operating LLC	4.800%	2/1/2049	19,387	16,419
	Enterprise Products Operating LLC	3.300%	2/15/2053	9,600	6,159
	Enterprise Products Operating LLC	5.550%	2/16/2055	7,600	7,092
	EOG Resources Inc.	4.400%	1/15/2031	8,630	8,436
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	33,946	30,197
[6]	Green Palm Bidco Sarl	6.462%	6/30/2046	36,680	35,806
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	19,199	19,205
[4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	8,075	8,149
[6]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/2042	26,755	27,272
[6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	31,210	30,908
	ONEOK Inc.	5.650%	11/1/2028	10,995	11,177
	ONEOK Inc.	4.750%	10/15/2031	17,015	16,655
	ONEOK Inc.	4.950%	10/15/2032	19,625	19,209
	ONEOK Inc.	6.050%	9/1/2033	359	370
	ONEOK Inc.	5.400%	10/15/2035	4,845	4,755
	ONEOK Inc.	6.625%	9/1/2053	16,620	17,027
[6]	Schlumberger Holdings Corp.	3.900%	5/17/2028	31,025	30,631
[6]	Schlumberger Holdings Corp.	5.000%	11/15/2029	14,400	14,457
[4]	Shell Finance US Inc.	4.125%	5/11/2035	43,465	40,260
[4]	Shell Finance US Inc.	5.500%	3/25/2040	21,235	20,919
[4]	Shell Finance US Inc.	4.550%	8/12/2043	2,650	2,266
[4]	Shell Finance US Inc.	4.375%	5/11/2045	112,149	92,149
[4]	Shell Finance US Inc.	4.000%	5/10/2046	10,000	7,740
[4]	Shell Finance US Inc.	3.750%	9/12/2046	6,460	4,813
[4]	Shell Finance US Inc.	3.000%	11/26/2051	39,345	24,342
	Shell International Finance BV	2.875%	11/26/2041	15,000	10,620
	Suncor Energy Inc.	5.950%	12/1/2034	15,090	15,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Targa Resources Corp.	4.350%	1/15/2029	28,965	28,686
	Targa Resources Corp.	6.150%	3/1/2029	29,070	29,893
	Targa Resources Corp.	5.550%	8/15/2035	43,355	42,926
	Targa Resources Corp.	6.125%	5/15/2055	29,735	28,675
	TotalEnergies Capital SA	5.150%	4/5/2034	25,180	25,098
	TotalEnergies Capital SA	5.488%	4/5/2054	25,305	23,562
	TotalEnergies Capital SA	5.275%	9/10/2054	24,174	21,803
	TotalEnergies Capital SA	5.638%	4/5/2064	22,020	20,449
	TotalEnergies Capital SA	5.425%	9/10/2064	38,337	34,368
[6]	Whistler Pipeline LLC	5.400%	9/30/2029	7,725	7,782
[6]	Whistler Pipeline LLC	5.700%	9/30/2031	5,790	5,860
					1,495,785
Financials (8.2%)
	ACE Capital Trust II	9.700%	4/1/2030	20,000	23,007
	AerCap Ireland Capital DAC	3.000%	10/29/2028	6,985	6,711
	AerCap Ireland Capital DAC	3.300%	1/30/2032	3,550	3,203
[6]	AIB Group plc	5.871%	3/28/2035	11,155	11,357
	Allstate Corp.	5.250%	3/30/2033	10,000	10,007
	Allstate Corp.	5.550%	5/9/2035	6,611	6,663
	Allstate Corp.	3.850%	8/10/2049	4,741	3,422
	American Express Co.	4.731%	4/25/2029	29,025	29,043
	American Express Co.	4.351%	7/20/2029	120	119
	American Express Co.	5.282%	7/27/2029	9,700	9,799
	American Express Co.	6.489%	10/30/2031	3,295	3,469
	American Express Co.	4.918%	7/20/2033	38,031	37,350
	American Express Co.	4.420%	8/3/2033	8,245	7,888
	American Express Co.	5.043%	5/1/2034	22,376	22,046
	American Express Co.	5.625%	7/28/2034	6,675	6,695
	American Express Co.	5.915%	4/25/2035	8,900	9,021
	American Express Co.	5.284%	7/26/2035	39,245	38,848
	American Express Co.	5.442%	1/30/2036	3,400	3,386
	American Express Co.	5.667%	4/25/2036	29,880	30,207
	American Express Co.	4.804%	10/24/2036	20,251	19,142
	American International Group Inc.	4.850%	5/7/2030	8,615	8,589
	American International Group Inc.	5.125%	3/27/2033	20,145	19,946
	American International Group Inc.	4.750%	4/1/2048	4,675	3,937
[6]	American National Global Funding	5.000%	6/22/2029	9,695	9,607
	Ameriprise Financial Inc.	5.700%	12/15/2028	16,748	17,103
	Ameriprise Financial Inc.	4.500%	5/13/2032	11,845	11,521
	Ameriprise Financial Inc.	5.150%	5/15/2033	16,715	16,652
	Arthur J Gallagher & Co.	4.850%	12/15/2029	4,450	4,441
[6]	Athene Global Funding	2.717%	1/7/2029	33,350	31,439
[6]	Athene Global Funding	5.583%	1/9/2029	28,585	28,770
[6]	Athene Global Funding	4.721%	10/8/2029	39,962	39,217
[6]	Athene Global Funding	5.380%	1/7/2030	43,770	43,562
[6]	Athene Global Funding	5.033%	7/17/2030	8,202	8,066
[6]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/2035	22,135	19,664
[6]	Aviation Capital Group LLC	1.950%	9/20/2026	14,298	14,275
[4]	Banco Santander SA	5.365%	7/15/2028	25,400	25,548
	Banco Santander SA	4.551%	11/6/2030	54,000	52,691
	Banco Santander SA	2.749%	12/3/2030	8,400	7,564
[4]	Bank of America Corp.	4.948%	7/22/2028	8,415	8,439
	Bank of America Corp.	6.204%	11/10/2028	9,700	9,872
[4]	Bank of America Corp.	3.419%	12/20/2028	8,681	8,543
	Bank of America Corp.	5.202%	4/25/2029	18,685	18,810
[4]	Bank of America Corp.	4.271%	7/23/2029	65,865	65,261
	Bank of America Corp.	5.819%	9/15/2029	14,175	14,441
[4]	Bank of America Corp.	3.974%	2/7/2030	80,000	78,333
[4]	Bank of America Corp.	3.194%	7/23/2030	31,085	29,619
	Bank of America Corp.	5.162%	1/24/2031	11,022	11,062
[4]	Bank of America Corp.	2.496%	2/13/2031	50,870	46,789
[4]	Bank of America Corp.	2.592%	4/29/2031	12,445	11,425
	Bank of America Corp.	4.571%	4/27/2033	29,200	28,185
[4]	Bank of America Corp.	5.015%	7/22/2033	29,430	29,067
	Bank of America Corp.	5.288%	4/25/2034	9,695	9,654
	Bank of America Corp.	5.872%	9/15/2034	75,105	77,224
	Bank of America Corp.	5.511%	1/24/2036	74,137	74,050
	Bank of America Corp.	5.464%	5/9/2036	9,695	9,660
	Bank of America Corp.	3.846%	3/8/2037	40,872	37,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bank of America Corp.	5.875%	2/7/2042	9,965	10,017
	Bank of America Corp.	3.311%	4/22/2042	55,635	41,536
[4]	Bank of America Corp.	5.000%	1/21/2044	39,433	35,521
[4]	Bank of America Corp.	3.946%	1/23/2049	5,380	4,028
[4]	Bank of America Corp.	4.330%	3/15/2050	51,211	40,338
	Bank of America Corp.	2.972%	7/21/2052	65,950	40,548
[4]	Bank of Montreal	4.547%	6/2/2029	40,435	40,273
[4]	Bank of Montreal	4.879%	6/2/2032	12,665	12,490
[4]	Bank of Montreal	5.298%	6/2/2037	38,485	37,608
	Bank of New York Mellon Corp.	4.729%	4/20/2029	10,395	10,408
	Bank of New York Mellon Corp.	5.060%	7/22/2032	6,460	6,446
[4]	Bank of New York Mellon Corp.	5.834%	10/25/2033	37,940	39,152
	Bank of New York Mellon Corp.	4.706%	2/1/2034	14,535	14,078
[4]	Bank of New York Mellon Corp.	4.967%	4/26/2034	34,820	34,172
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	8,245	8,783
[4]	Bank of New York Mellon Corp.	5.188%	3/14/2035	1,615	1,598
[6]	Banque Federative du Credit Mutuel SA	4.591%	10/16/2028	40,490	40,230
[6]	Banque Federative du Credit Mutuel SA	4.786%	7/9/2029	53,080	52,654
[6]	Banque Federative du Credit Mutuel SA	5.538%	1/22/2030	41,177	41,576
	Barclays plc	2.279%	11/24/2027	14,930	14,853
	Barclays plc	5.086%	2/25/2029	24,695	24,762
	Barclays plc	4.476%	11/11/2029	40,075	39,631
	Barclays plc	5.367%	2/25/2031	12,925	12,977
	Barclays plc	3.330%	11/24/2042	27,170	19,576
	Blackrock Finance Inc.	2.100%	2/25/2032	24,849	21,419
	Blackrock Inc.	4.750%	5/25/2033	49,120	48,284
	Blackrock Inc.	5.250%	3/14/2054	21,680	19,486
[6]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/2032	22,680	19,741
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	11,900	11,509
[6]	BNP Paribas SA	3.500%	11/16/2027	69,325	68,380
[6]	BNP Paribas SA	2.591%	1/20/2028	25,560	25,351
[6]	BNP Paribas SA	5.335%	6/12/2029	36,955	37,207
[6]	BNP Paribas SA	5.497%	5/20/2030	8,245	8,321
[6]	BNP Paribas SA	5.085%	5/9/2031	9,500	9,447
[6]	BNP Paribas SA	5.786%	1/13/2033	12,215	12,383
[6]	BPCE SA	2.045%	10/19/2027	25,245	25,153
[6]	BPCE SA	3.500%	10/23/2027	64,230	63,304
[6]	BPCE SA	5.281%	5/30/2029	19,230	19,426
[6]	BPCE SA	2.700%	10/1/2029	50,000	46,774
[6]	BPCE SA	5.876%	1/14/2031	51,825	52,647
[6]	BPCE SA	5.389%	5/28/2031	13,630	13,613
[6]	BPCE SA	7.003%	10/19/2034	6,675	7,091
[6]	BPCE SA	5.936%	5/30/2035	10,150	10,153
[6]	BPCE SA	5.417%	1/13/2037	54,000	51,294
[6]	BPCE SA	5.773%	6/2/2037	25,085	24,359
[6]	Brighthouse Financial Global Funding	2.000%	6/28/2028	16,275	15,338
[6]	Brighthouse Financial Global Funding	5.650%	6/10/2029	39,595	39,777
[6]	CaixaBank SA	4.634%	7/3/2029	41,295	41,111
[6]	CaixaBank SA	4.885%	7/3/2031	37,050	36,599
[6]	CaixaBank SA	4.818%	4/22/2032	9,985	9,767
[6]	CaixaBank SA	5.402%	4/22/2037	66,865	64,771
	Canadian Imperial Bank of Commerce	4.723%	6/16/2029	40,984	40,907
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	22,040	21,700
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	30,565	30,227
	Canadian Imperial Bank of Commerce	5.051%	6/16/2032	42,990	42,636
	Capital One Financial Corp.	7.149%	10/29/2027	15,235	15,294
	Capital One Financial Corp.	6.312%	6/8/2029	820	840
	Capital One Financial Corp.	5.700%	2/1/2030	11,802	11,981
[4]	Capital One Financial Corp.	7.624%	10/30/2031	36,606	39,690
	Charles Schwab Corp.	2.000%	3/20/2028	20,309	19,530
	Chubb INA Holdings LLC	5.300%	5/20/2036	35,685	35,178
	Chubb INA Holdings LLC	6.000%	5/11/2037	50,000	51,819
	Citigroup Inc.	5.174%	9/11/2036	18,805	18,278
[4]	Citigroup Inc.	3.878%	1/24/2039	37,030	31,235
	Citigroup Inc.	2.904%	11/3/2042	15,546	10,865
[6]	CNO Global Funding	5.875%	6/4/2027	34,533	34,856
[6]	CNO Global Funding	4.875%	12/10/2027	6,940	6,933
[6]	CNO Global Funding	2.650%	1/6/2029	12,585	11,899
[6]	Commonwealth Bank of Australia	5.071%	9/14/2028	36,585	36,956
[6]	Commonwealth Bank of Australia	2.688%	3/11/2031	74,015	66,187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Commonwealth Bank of Australia	3.784%	3/14/2032	9,885	9,090
[6]	Cooperatieve Rabobank UA	4.655%	8/22/2028	26,667	26,675
[6]	Corebridge Global Funding	5.900%	9/19/2028	8,525	8,678
[6]	Corebridge Global Funding	5.200%	1/12/2029	21,335	21,421
[6]	Corebridge Global Funding	5.200%	6/24/2029	14,205	14,276
[6]	Credit Agricole SA	4.631%	9/11/2028	32,140	32,123
[6]	Credit Agricole SA	6.316%	10/3/2029	16,442	16,863
[6]	Credit Agricole SA	4.656%	1/12/2032	36,405	35,361
[6]	Credit Agricole SA	5.862%	1/9/2036	7,600	7,631
[6]	Danske Bank A/S	5.705%	3/1/2030	1,915	1,945
	Deutsche Bank AG	6.720%	1/18/2029	1,660	1,700
	Deutsche Bank AG	6.819%	11/20/2029	1,765	1,832
	Deutsche Bank AG	4.469%	12/10/2031	22,965	22,352
[6]	DNB Bank ASA	1.605%	3/30/2028	45,870	45,106
[6]	Equitable America Global Funding	3.950%	9/15/2027	5,380	5,334
[6]	Equitable Financial Life Global Funding	1.400%	8/27/2027	18,220	17,675
[6]	Equitable Financial Life Global Funding	4.875%	11/19/2027	8,245	8,255
[6]	Equitable Financial Life Global Funding	1.800%	3/8/2028	28,220	26,963
[6]	Farmers Exchange Capital	7.050%	7/15/2028	25,000	25,710
[6]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/2028	35,825	36,286
[6]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/2029	87,697	88,578
[6]	Federation des Caisses Desjardins du Quebec	4.565%	8/26/2030	29,580	29,101
	Fifth Third Bancorp	4.055%	4/25/2028	15,040	14,971
[6]	GA Global Funding Trust	5.200%	12/9/2031	17,715	17,274
	Globe Life Inc.	4.800%	6/15/2032	32,120	31,213
	Goldman Sachs Bank USA	4.656%	6/3/2029	23,585	23,516
	Goldman Sachs Group Inc.	4.148%	1/21/2029	57,342	56,842
[4]	Goldman Sachs Group Inc.	3.814%	4/23/2029	1,225	1,206
[4]	Goldman Sachs Group Inc.	4.223%	5/1/2029	62,140	61,521
	Goldman Sachs Group Inc.	5.049%	7/23/2030	5,700	5,698
	Goldman Sachs Group Inc.	4.692%	10/23/2030	4,145	4,095
	Goldman Sachs Group Inc.	5.218%	4/23/2031	20,000	20,019
	Goldman Sachs Group Inc.	4.516%	1/21/2032	94,243	91,322
	Goldman Sachs Group Inc.	1.992%	1/27/2032	30,600	26,665
	Goldman Sachs Group Inc.	2.615%	4/22/2032	88,125	78,303
	Goldman Sachs Group Inc.	2.383%	7/21/2032	79,000	68,971
	Goldman Sachs Group Inc.	2.650%	10/21/2032	14,050	12,335
	Goldman Sachs Group Inc.	3.102%	2/24/2033	15,000	13,395
	Goldman Sachs Group Inc.	5.094%	4/20/2034	64,000	62,448
	Goldman Sachs Group Inc.	4.939%	10/21/2036	5,700	5,384
	Goldman Sachs Group Inc.	5.065%	1/21/2037	39,400	37,417
	Goldman Sachs Group Inc.	6.750%	10/1/2037	43,995	46,443
[4]	Goldman Sachs Group Inc.	4.800%	7/8/2044	25,675	21,950
	Goldman Sachs Group Inc.	5.541%	1/21/2047	20,845	19,206
	HSBC Holdings plc	5.597%	5/17/2028	22,929	23,073
	HSBC Holdings plc	4.899%	3/3/2029	40,820	40,885
[4]	HSBC Holdings plc	4.583%	6/19/2029	38,602	38,450
	HSBC Holdings plc	2.206%	8/17/2029	44,345	42,140
	HSBC Holdings plc	4.711%	5/12/2030	66,870	66,210
	HSBC Holdings plc	5.240%	5/13/2031	33,800	33,838
[4]	HSBC Holdings plc	2.357%	8/18/2031	48,710	43,761
	HSBC Holdings plc	4.619%	11/6/2031	25,170	24,583
	HSBC Holdings plc	4.675%	3/10/2032	33,770	32,897
	HSBC Holdings plc	2.804%	5/24/2032	36,410	32,575
	HSBC Holdings plc	6.254%	3/9/2034	9,700	10,085
	HSBC Holdings plc	5.208%	5/12/2034	94,145	92,158
	HSBC Holdings plc	5.279%	3/10/2037	33,730	32,436
	HSBC Holdings plc	6.100%	1/14/2042	38,220	39,129
	Intercontinental Exchange Inc.	4.350%	6/15/2029	8,575	8,481
	Intercontinental Exchange Inc.	4.200%	3/15/2031	26,402	25,556
	Intercontinental Exchange Inc.	4.900%	9/1/2031	12,655	12,603
	Intercontinental Exchange Inc.	4.600%	3/15/2033	38,595	37,319
	Intercontinental Exchange Inc.	5.150%	9/1/2033	10,490	10,445
	Intercontinental Exchange Inc.	5.400%	9/1/2036	7,310	7,267
	Intercontinental Exchange Inc.	2.650%	9/15/2040	38,055	26,782
	Intercontinental Exchange Inc.	3.000%	6/15/2050	55,832	34,773
	Intercontinental Exchange Inc.	4.950%	6/15/2052	84,901	73,258
[6]	Intesa Sanpaolo SpA	5.000%	6/29/2030	25,085	24,939
[6]	Intesa Sanpaolo SpA	5.200%	6/29/2032	19,440	19,189
	JPMorgan Chase & Co.	2.069%	6/1/2029	21,231	20,272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMorgan Chase & Co.	4.452%	12/5/2029	84,735	84,068
	JPMorgan Chase & Co.	5.012%	1/23/2030	24,600	24,674
[4]	JPMorgan Chase & Co.	3.702%	5/6/2030	16,000	15,510
	JPMorgan Chase & Co.	4.603%	10/22/2030	77,025	76,191
	JPMorgan Chase & Co.	5.140%	1/24/2031	36,085	36,202
	JPMorgan Chase & Co.	5.103%	4/22/2031	56,665	56,754
	JPMorgan Chase & Co.	2.580%	4/22/2032	58,675	52,397
	JPMorgan Chase & Co.	4.586%	4/26/2033	30,000	29,056
	JPMorgan Chase & Co.	4.912%	7/25/2033	24,540	24,121
	JPMorgan Chase & Co.	5.350%	6/1/2034	49,830	49,863
	JPMorgan Chase & Co.	5.336%	1/23/2035	19,350	19,252
	JPMorgan Chase & Co.	5.294%	7/22/2035	18,000	17,811
	JPMorgan Chase & Co.	5.572%	4/22/2036	45,963	46,108
	JPMorgan Chase & Co.	5.576%	7/23/2036	10,580	10,493
[4]	JPMorgan Chase & Co.	3.109%	4/22/2041	19,440	14,560
	JPMorgan Chase & Co.	5.600%	7/15/2041	96,000	94,380
	JPMorgan Chase & Co.	5.400%	1/6/2042	18,035	17,371
	JPMorgan Chase & Co.	3.157%	4/22/2042	50,000	36,753
	JPMorgan Chase & Co.	5.625%	8/16/2043	16,100	15,663
	JPMorgan Chase & Co.	5.534%	11/29/2045	15,000	14,300
[4]	JPMorgan Chase & Co.	3.964%	11/15/2048	170,535	128,641
[4]	JPMorgan Chase & Co.	3.109%	4/22/2051	19,885	12,646
[6]	KBC Group NV	5.796%	1/19/2029	3,602	3,651
[6]	KBC Group NV	6.324%	9/21/2034	24,055	25,148
[6]	Liberty Mutual Group Inc.	4.569%	2/1/2029	23,725	23,505
[6]	Liberty Mutual Group Inc.	5.500%	6/15/2052	26,870	24,143
[6]	Liberty Mutual Insurance Co.	7.875%	10/15/2026	31,210	31,325
[6]	Lincoln Financial Global Funding	4.625%	5/28/2028	10,065	10,019
[4]	Lloyds Banking Group plc	3.574%	11/7/2028	7,275	7,183
	Lloyds Banking Group plc	5.087%	11/26/2028	23,710	23,815
	Lloyds Banking Group plc	4.818%	6/13/2029	28,900	28,911
	Lloyds Banking Group plc	5.721%	6/5/2030	9,275	9,435
	Lloyds Banking Group plc	4.425%	11/4/2031	54,315	52,763
	Lloyds Banking Group plc	5.679%	1/5/2035	13,300	13,413
[6]	LSEG Finance plc	2.000%	4/6/2028	24,615	23,586
[6]	LSEG Finance plc	2.500%	4/6/2031	8,604	7,686
[6]	Lseg US Fin Corp.	5.297%	3/28/2034	8,475	8,375
[6]	Lseg US Fin Corp.	5.250%	3/23/2036	17,455	16,956
[6]	Macquarie Group Ltd.	1.935%	4/14/2028	42,835	42,077
[6]	Macquarie Group Ltd.	2.871%	1/14/2033	50,277	44,321
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	78,846	78,843
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	23,405	23,160
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	4,965	4,213
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	20,255	12,043
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	7,835	7,119
[6]	Met Tower Global Funding	5.250%	4/12/2029	11,205	11,312
	MetLife Inc.	4.125%	8/13/2042	15,565	12,660
	MetLife Inc.	4.875%	11/13/2043	17,000	15,063
	MetLife Inc.	5.000%	7/15/2052	15,634	13,442
[6]	Metropolitan Life Global Funding I	3.000%	9/19/2027	21,455	21,116
[6]	Metropolitan Life Global Funding I	4.300%	8/25/2029	15,345	15,094
[6]	Metropolitan Life Global Funding I	2.400%	1/11/2032	53,825	47,063
[6]	Metropolitan Life Global Funding I	5.150%	3/28/2033	16,475	16,344
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	31,915	31,998
[4]	Morgan Stanley	3.772%	1/24/2029	64,293	63,485
	Morgan Stanley	4.238%	1/9/2030	31,020	30,510
	Morgan Stanley	5.173%	1/16/2030	30,000	30,136
	Morgan Stanley	5.042%	7/19/2030	5,700	5,708
	Morgan Stanley	5.230%	1/15/2031	33,615	33,745
[4]	Morgan Stanley	2.699%	1/22/2031	74,290	68,680
	Morgan Stanley	4.493%	1/16/2032	14,265	13,830
	Morgan Stanley	4.809%	4/16/2032	124,670	122,092
[4]	Morgan Stanley	1.928%	4/28/2032	50,000	43,098
[4]	Morgan Stanley	2.239%	7/21/2032	81,175	70,455
[4]	Morgan Stanley	2.511%	10/20/2032	31,225	27,324
	Morgan Stanley	2.943%	1/21/2033	31,555	27,987
	Morgan Stanley	5.466%	1/18/2035	19,775	19,679
	Morgan Stanley	5.587%	1/18/2036	15,950	15,925
	Morgan Stanley	5.664%	4/17/2036	45,800	45,934
	Morgan Stanley	4.300%	1/27/2045	18,360	14,882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank NA	4.788%	5/10/2030	17,625	17,533
[4]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	58,125	58,068
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	41,000	40,762
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	31,310	30,847
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	45,735	44,482
[6]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	17,715	17,659
[6]	National Australia Bank Ltd.	5.134%	11/28/2028	51,330	51,962
[6]	National Australia Bank Ltd.	2.332%	8/21/2030	75,550	67,465
[6]	National Australia Bank Ltd.	5.902%	1/14/2036	17,200	17,241
[4,7]	National Bank of Canada	4.996%	9/8/2029	54,815	54,841
[6]	Nationwide Building Society	4.649%	7/14/2029	22,060	21,996
[6]	Nationwide Building Society	5.537%	7/14/2036	15,515	15,263
[6]	Nationwide Financial Services Inc.	3.900%	11/30/2049	48,905	34,761
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	41,675	30,730
[6]	NBK SPC Ltd.	1.625%	9/15/2027	67,900	67,814
[6]	New York Life Global Funding	5.000%	1/9/2034	39,770	38,880
[6]	New York Life Insurance Co.	5.875%	5/15/2033	55,395	56,452
[6]	New York Life Insurance Co.	3.750%	5/15/2050	9,245	6,485
[6]	NLG Global Funding	4.350%	9/15/2030	21,250	20,625
[6]	Northwestern Mutual Global Funding	5.160%	5/28/2031	27,865	27,991
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	30,684	22,404
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	9,324	5,959
[6]	Penske Truck Leasing Co. LP	5.875%	11/15/2027	42,565	43,066
[6]	Penske Truck Leasing Co. LP	5.700%	2/1/2028	37,855	38,284
[6]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	37,310	38,050
[6]	Penske Truck Leasing Co. LP	5.350%	3/30/2029	13,045	13,140
[6]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	4,675	4,697
[6]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	12,495	12,516
[6]	Penske Truck Leasing Co. LP	6.200%	6/15/2030	7,282	7,516
[4]	PNC Bank NA	3.100%	10/25/2027	41,975	41,341
[6]	Pricoa Global Funding I	5.100%	5/30/2028	33,975	34,181
[6]	Pricoa Global Funding I	4.700%	5/28/2030	6,975	6,901
[6]	Pricoa Global Funding I	4.650%	8/27/2031	17,999	17,622
[6]	Principal Life Global Funding II	2.500%	9/16/2029	19,510	18,137
	Progressive Corp.	4.950%	6/15/2033	54,414	53,941
	Progressive Corp.	5.150%	3/26/2036	24,785	24,203
[6]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/2035	18,116	17,678
[6]	Protective Life Global Funding	4.803%	6/5/2030	10,855	10,741
[6]	Protective Life Global Funding	5.432%	1/14/2032	20,580	20,675
[6]	RGA Global Funding	4.350%	8/25/2028	16,520	16,341
[6]	RGA Global Funding	2.700%	1/18/2029	14,330	13,595
[6]	RGA Global Funding	5.448%	5/24/2029	19,510	19,761
[6]	RGA Global Funding	5.250%	1/9/2030	31,635	31,717
[6]	RGA Global Funding	5.500%	1/11/2031	16,515	16,659
[6]	RGA Global Funding	5.050%	12/6/2031	39,225	38,709
[6]	RGA Global Funding	5.000%	8/25/2032	8,585	8,390
	Royal Bank of Canada	4.400%	4/17/2030	26,585	26,223
	Royal Bank of Canada	4.612%	5/3/2032	53,470	52,309
[4]	Royal Bank of Canada	5.000%	2/1/2033	44,538	44,104
[6]	Sammons Financial Group Global Funding	5.100%	12/10/2029	14,950	14,829
[6]	Sammons Financial Group Global Funding	4.950%	6/12/2030	36,795	36,058
[6]	Societe Generale SA	5.400%	4/10/2037	39,385	37,442
[6]	Standard Chartered plc	6.301%	1/9/2029	32,130	32,693
[6]	Standard Chartered plc	5.545%	1/21/2029	45,955	46,311
[6]	Standard Chartered plc	5.005%	10/15/2030	10,150	10,107
	State Street Corp.	4.834%	4/24/2030	20,975	21,003
	State Street Corp.	4.821%	1/26/2034	14,655	14,324
	State Street Corp.	5.146%	2/28/2036	22,055	21,619
[6]	Swedbank AB	4.998%	11/20/2029	43,980	44,319
[6]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	42,390	32,580
[4]	Toronto-Dominion Bank	4.847%	7/27/2029	47,295	47,266
	Toronto-Dominion Bank	4.456%	6/8/2032	13,271	12,831
	Travelers Cos. Inc.	4.950%	7/24/2031	20,185	20,107
	Travelers Cos. Inc.	5.050%	7/24/2035	5,495	5,352
	UBS AG	5.650%	9/11/2028	52,280	53,308
[6]	UBS Group AG	3.869%	1/12/2029	15,905	15,721
[6]	UBS Group AG	5.428%	2/8/2030	11,550	11,658
[6]	UBS Group AG	5.617%	9/13/2030	20,930	21,232
[6]	UBS Group AG	2.095%	2/11/2032	23,650	20,669
[6]	UBS Group AG	3.091%	5/14/2032	68,085	61,788

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	UBS Group AG	6.301%	9/22/2034	33,335	34,760
[6]	UBS Group AG	5.580%	5/9/2036	27,325	27,175
[6]	UBS Group AG	3.179%	2/11/2043	36,770	26,424
[6]	UniCredit SpA	3.127%	6/3/2032	35,545	32,338
[4]	Wells Fargo & Co.	4.900%	1/24/2028	20,000	20,030
[4]	Wells Fargo & Co.	5.574%	7/25/2029	9,900	10,036
	Wells Fargo & Co.	6.303%	10/23/2029	53,260	54,804
	Wells Fargo & Co.	5.198%	1/23/2030	9,900	9,966
[4]	Wells Fargo & Co.	2.879%	10/30/2030	8,400	7,882
	Wells Fargo & Co.	5.244%	1/24/2031	21,785	21,902
	Wells Fargo & Co.	5.150%	4/23/2031	9,695	9,714
	Wells Fargo & Co.	5.606%	1/15/2044	71,831	66,799
[4]	Wells Fargo & Co.	4.650%	11/4/2044	10,315	8,443
	Wells Fargo & Co.	3.900%	5/1/2045	8,075	6,154
[4]	Wells Fargo & Co.	4.900%	11/17/2045	19,160	16,110
[4]	Wells Fargo & Co.	4.400%	6/14/2046	73,300	57,452
[4]	Wells Fargo & Co.	4.750%	12/7/2046	23,150	18,951
[4]	Wells Fargo & Co.	4.611%	4/25/2053	84,025	67,382
[4]	Westpac Banking Corp.	5.618%	11/20/2035	17,200	16,996
	Willis North America Inc.	4.550%	3/15/2031	8,465	8,217
					9,960,719
Health Care (2.3%)
	Abbott Laboratories	4.650%	3/15/2036	50,954	48,300
	AbbVie Inc.	4.950%	3/15/2031	28,120	28,139
	AbbVie Inc.	4.400%	3/15/2033	54,960	52,706
	AbbVie Inc.	5.200%	3/15/2035	18,300	18,150
	AbbVie Inc.	4.500%	5/14/2035	65,475	61,646
	AbbVie Inc.	4.750%	3/15/2036	37,165	35,395
	AbbVie Inc.	5.350%	3/15/2044	18,173	17,144
	AbbVie Inc.	4.850%	6/15/2044	5,100	4,489
	AbbVie Inc.	4.700%	5/14/2045	29,271	25,178
	AbbVie Inc.	4.450%	5/14/2046	22,929	18,911
	AbbVie Inc.	4.875%	11/14/2048	27,896	24,043
	AbbVie Inc.	6.000%	9/15/2056	14,755	14,673
	AbbVie Inc.	6.100%	9/15/2066	9,875	9,809
[4]	AdventHealth Obligated Group	2.795%	11/15/2051	30,030	17,830
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	7,210	6,546
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	8,980	5,666
[6]	Alcon Finance Corp.	2.600%	5/27/2030	5,665	5,190
[6]	Alcon Finance Corp.	5.375%	12/6/2032	8,550	8,598
	Amgen Inc.	5.600%	3/2/2043	93,375	89,832
[4]	Ascension Health	4.078%	11/15/2028	7,920	7,834
[4]	Ascension Health	2.532%	11/15/2029	22,515	20,982
[4]	Ascension Health	4.294%	11/15/2030	35,025	34,156
[4]	Ascension Health	4.923%	11/15/2035	15,090	14,592
[4]	Ascension Health	4.847%	11/15/2053	23,970	20,558
	AstraZeneca plc	6.450%	9/15/2037	15,140	16,337
	Banner Health	2.907%	1/1/2042	29,965	21,353
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	7,920	4,936
[4]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	20,339	20,137
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	17,085	16,330
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	8,245	7,129
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	9,697	6,559
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	63,155	48,483
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	5,703	4,677
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	55,913	43,437
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	7,600	5,185
[4]	Cedars-Sinai Health System	2.288%	8/15/2031	43,795	38,749
[4]	Children's Hospital Corp.	2.585%	2/1/2050	5,460	3,195
	CommonSpirit Health	3.347%	10/1/2029	36,655	34,885
	CommonSpirit Health	2.782%	10/1/2030	21,827	19,943
	CommonSpirit Health	5.205%	12/1/2031	40,770	40,677
	CommonSpirit Health	4.825%	9/1/2035	14,795	14,114
[4]	CommonSpirit Health	4.975%	9/1/2035	16,065	15,315
[4]	CommonSpirit Health	4.350%	11/1/2042	28,315	23,884
	CommonSpirit Health	3.910%	10/1/2050	4,370	3,127
	CommonSpirit Health	5.662%	9/1/2055	735	681
[4]	Cottage Health Obligated Group	3.304%	11/1/2049	9,875	6,588
[6]	CSL Finance plc	4.250%	4/27/2032	31,340	29,799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	CSL Finance plc	4.750%	4/27/2052	1,160	950
	CVS Health Corp.	5.400%	6/1/2029	4,125	4,182
	CVS Health Corp.	5.300%	6/1/2033	17,945	17,833
	CVS Health Corp.	5.700%	6/1/2034	9,700	9,810
	CVS Health Corp.	5.300%	12/5/2043	2,074	1,868
	Eli Lilly & Co.	4.875%	2/27/2053	8,710	7,495
	Eli Lilly & Co.	5.050%	8/14/2054	13,505	11,905
	Eli Lilly & Co.	5.500%	2/12/2055	27,945	26,346
	Eli Lilly & Co.	4.950%	2/27/2063	7,570	6,386
	Eli Lilly & Co.	5.200%	8/14/2064	4,570	4,015
	Gilead Sciences Inc.	2.600%	10/1/2040	24,487	17,243
	Gilead Sciences Inc.	4.150%	3/1/2047	14,930	11,745
	HCA Inc.	5.450%	4/1/2031	10,175	10,281
	HCA Inc.	5.500%	6/15/2047	16,415	14,718
	HCA Inc.	5.250%	6/15/2049	16,830	14,461
	HCA Inc.	6.000%	4/1/2054	26,905	25,370
	HCA Inc.	5.950%	9/15/2054	18,490	17,274
	HCA Inc.	6.200%	3/1/2055	35,248	34,072
	HCA Inc.	5.700%	11/15/2055	15,758	14,225
[6]	Icon Investments Six DAC	5.421%	8/13/2031	24,335	24,222
[6]	Icon Investments Six DAC	5.995%	8/13/2036	36,370	36,296
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	12,370	7,438
	Inova Health System Foundation	4.068%	5/15/2052	20,740	15,704
	Kaiser Foundation Hospitals	3.150%	5/1/2027	10,731	10,630
[4]	Kaiser Foundation Hospitals	2.810%	6/1/2041	37,455	26,700
	Kaiser Foundation Hospitals	4.150%	5/1/2047	14,000	11,064
[4]	Kaiser Foundation Hospitals	3.002%	6/1/2051	36,720	22,783
[4]	Mass General Brigham Inc.	3.192%	7/1/2049	12,361	8,114
[4]	Mass General Brigham Inc.	3.342%	7/1/2060	32,045	19,901
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	18,985	11,964
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	5,380	4,131
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	5,910	4,509
	Merck & Co. Inc.	4.550%	9/15/2032	61,855	60,554
	Merck & Co. Inc.	4.450%	12/4/2032	7,580	7,346
	Merck & Co. Inc.	4.950%	9/15/2035	82,975	80,867
	Merck & Co. Inc.	4.750%	12/4/2035	21,575	20,636
	Merck & Co. Inc.	5.200%	5/22/2036	15,295	15,108
	Merck & Co. Inc.	4.150%	5/18/2043	22,090	18,136
	Merck & Co. Inc.	4.000%	3/7/2049	32,385	24,477
	Merck & Co. Inc.	2.750%	12/10/2051	9,697	5,646
	Merck & Co. Inc.	5.700%	9/15/2055	59,135	56,577
	Merck & Co. Inc.	5.850%	5/22/2056	14,265	13,909
	Merck & Co. Inc.	5.700%	12/4/2065	9,700	9,135
	New York & Presbyterian Hospital	2.256%	8/1/2040	7,090	4,808
	Novartis Capital Corp.	4.400%	5/6/2044	25,896	21,917
	Novartis Capital Corp.	5.600%	3/18/2046	18,510	17,974
	Novartis Capital Corp.	5.700%	3/18/2056	10,255	9,953
	OhioHealth Corp.	2.297%	11/15/2031	26,665	23,444
	OhioHealth Corp.	2.834%	11/15/2041	16,515	11,763
	PeaceHealth Obligated Group	4.335%	11/15/2028	9,205	9,119
	PeaceHealth Obligated Group	4.855%	11/15/2032	7,645	7,492
	Pfizer Inc.	3.450%	3/15/2029	70,335	68,420
	Pfizer Inc.	1.700%	5/28/2030	6,065	5,413
	Pfizer Inc.	4.100%	9/15/2038	49,795	43,706
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	9,100	8,874
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	26,307	24,066
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	36,489	32,682
[4]	Piedmont Healthcare Inc.	2.044%	1/1/2032	8,825	7,566
[4]	Piedmont Healthcare Inc.	2.719%	1/1/2042	8,830	6,068
	Piedmont Healthcare Inc.	2.864%	1/1/2052	11,725	6,859
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	17,470	16,285
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	16,395	16,467
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	14,986	15,069
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	11,805	8,834
[6]	Roche Holdings Inc.	2.607%	12/13/2051	8,330	4,792
[4]	SSM Health Care Corp.	3.823%	6/1/2027	34,910	34,759
[4]	Sutter Health	2.294%	8/15/2030	9,670	8,749
[4]	Sutter Health	5.213%	8/15/2032	12,505	12,534
[4]	Sutter Health	5.537%	8/15/2035	41,027	41,383
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	26,687	24,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	14,709	14,577
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	13,665	9,995
	Toledo Hospital	5.750%	11/15/2038	8,920	8,850
	UnitedHealth Group Inc.	3.850%	6/15/2028	34,565	34,137
	UnitedHealth Group Inc.	2.000%	5/15/2030	7,515	6,782
	UnitedHealth Group Inc.	2.300%	5/15/2031	10,235	9,079
	UnitedHealth Group Inc.	4.625%	7/15/2035	4,845	4,585
	UnitedHealth Group Inc.	3.500%	8/15/2039	7,480	5,972
	UnitedHealth Group Inc.	2.750%	5/15/2040	8,505	6,117
	UnitedHealth Group Inc.	5.950%	2/15/2041	10,250	10,366
	UnitedHealth Group Inc.	3.050%	5/15/2041	13,467	9,808
	UnitedHealth Group Inc.	4.250%	3/15/2043	47,400	38,962
	UnitedHealth Group Inc.	5.500%	7/15/2044	8,160	7,713
	UnitedHealth Group Inc.	4.750%	7/15/2045	20,765	17,766
	UnitedHealth Group Inc.	4.200%	1/15/2047	8,620	6,745
	UnitedHealth Group Inc.	3.750%	10/15/2047	4,985	3,606
	UnitedHealth Group Inc.	4.250%	6/15/2048	39,913	31,111
	UnitedHealth Group Inc.	4.450%	12/15/2048	4,970	3,972
	UnitedHealth Group Inc.	2.900%	5/15/2050	31,449	19,064
	UnitedHealth Group Inc.	3.250%	5/15/2051	40,050	25,647
	UnitedHealth Group Inc.	4.750%	5/15/2052	7,175	5,887
	UnitedHealth Group Inc.	5.875%	2/15/2053	28,326	27,213
	UnitedHealth Group Inc.	5.375%	4/15/2054	7,600	6,797
	UnitedHealth Group Inc.	5.625%	7/15/2054	103,523	96,113
	UnitedHealth Group Inc.	4.950%	5/15/2062	23,902	19,476
[6]	VSP Optical Group Inc.	5.400%	6/1/2033	14,120	13,957
[6]	VSP Optical Group Inc.	5.450%	12/1/2035	5,245	5,122
[6]	VSP Optical Group Inc.	5.650%	6/1/2036	14,120	13,990
	Wyeth LLC	6.500%	2/1/2034	6,460	6,929
	Wyeth LLC	5.950%	4/1/2037	25,000	25,785
					2,771,132
Industrials (0.8%)
[6]	Ashtead Capital Inc.	2.450%	8/12/2031	17,915	15,678
[6]	Ashtead Capital Inc.	5.500%	8/11/2032	10,173	10,233
[6]	Ashtead Capital Inc.	5.550%	5/30/2033	4,400	4,378
[6]	Ashtead Capital Inc.	5.950%	10/15/2033	8,445	8,587
[6]	Ashtead Capital Inc.	5.800%	4/15/2034	32,455	32,571
[6]	BAE Systems plc	3.400%	4/15/2030	15,580	14,780
[6]	BAE Systems plc	5.250%	3/26/2031	6,175	6,228
[6]	BAE Systems plc	5.300%	3/26/2034	17,945	17,926
	Boeing Co.	6.858%	5/1/2054	9,800	10,490
	Boeing Co.	5.930%	5/1/2060	72,101	67,416
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	14,790	14,967
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	6,680	5,682
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	13,365	10,723
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	2,715	2,087
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	9,950	6,226
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	20,000	13,065
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	17,935	10,655
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	2,609	2,080
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	5,035	4,716
	Canadian National Railway Co.	2.450%	5/1/2050	6,870	3,857
	Canadian Pacific Railway Co.	4.950%	8/15/2045	16,985	15,071
	Caterpillar Inc.	5.200%	5/15/2035	25,685	25,631
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	4,630	4,652
[6]	Daimler Truck Finance North America LLC	4.650%	10/12/2030	14,965	14,730
[6]	Daimler Truck Finance North America LLC	5.375%	1/18/2034	11,760	11,645
	Deere & Co.	7.125%	3/3/2031	17,500	19,071
	Eaton Corp.	4.200%	3/6/2031	29,829	28,886
	Eaton Corp.	4.500%	3/6/2033	7,575	7,295
	Eaton Corp.	4.800%	3/6/2036	25,875	24,727
[6]	Element Fleet Management Corp.	5.643%	3/13/2027	14,900	14,959
[6]	ERAC USA Finance LLC	5.000%	2/15/2029	8,975	9,018
[6]	ERAC USA Finance LLC	4.700%	4/30/2031	15,430	15,215
[6]	ERAC USA Finance LLC	4.900%	5/1/2033	45,854	44,885
[6]	ERAC USA Finance LLC	5.200%	10/30/2034	22,750	22,420
[6]	ERAC USA Finance LLC	5.250%	4/30/2036	63,450	62,011
[6]	ERAC USA Finance LLC	5.625%	3/15/2042	21,787	21,173
[6]	ERAC USA Finance LLC	5.400%	5/1/2053	16,621	15,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell Aerospace Inc.	4.600%	3/16/2033	33,620	32,507
	Honeywell Aerospace Inc.	4.950%	3/16/2036	29,495	28,323
	Honeywell Aerospace Inc.	5.852%	3/16/2066	19,330	18,380
	John Deere Capital Corp.	4.500%	1/16/2029	22,410	22,350
	John Deere Capital Corp.	4.400%	9/8/2031	1,045	1,021
[4]	John Deere Capital Corp.	5.150%	9/8/2033	17,329	17,411
	Lockheed Martin Corp.	4.700%	5/15/2046	11,905	10,230
	Lockheed Martin Corp.	5.700%	11/15/2054	19,676	18,934
	Northrop Grumman Corp.	4.650%	7/15/2030	7,535	7,469
	Northrop Grumman Corp.	5.250%	7/15/2035	9,120	9,070
	Northrop Grumman Corp.	4.030%	10/15/2047	7,900	6,026
	Republic Services Inc.	2.375%	3/15/2033	29,945	25,567
	Republic Services Inc.	5.000%	12/15/2033	8,415	8,347
	Republic Services Inc.	5.200%	11/15/2034	4,845	4,827
	RTX Corp.	4.125%	11/16/2028	3,840	3,794
	RTX Corp.	4.450%	11/16/2038	1,210	1,092
[6]	Sunbelt Rentals Holdings Inc.	5.650%	8/12/2036	15,170	14,846
[6]	Sydney Airport Finance Co. Pty Ltd.	5.248%	3/26/2036	50,935	49,401
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	12,505	12,582
	Union Pacific Corp.	2.800%	2/14/2032	357	321
	Union Pacific Corp.	3.375%	2/14/2042	17,635	13,406
	Union Pacific Corp.	3.250%	2/5/2050	1,409	926
	Union Pacific Corp.	2.950%	3/10/2052	7,600	4,596
	Union Pacific Corp.	3.750%	2/5/2070	13,510	8,745
	Waste Connections Inc.	5.250%	9/1/2035	8,710	8,650
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	8,170	8,132
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	9,650	9,632
					965,577
Materials (0.2%)
[6]	Anglo American Capital plc	2.625%	9/10/2030	7,250	6,595
	CRH SMW Finance DAC	5.125%	1/9/2030	24,110	24,212
	Glencore Canada Corp.	6.200%	6/15/2035	4,406	4,520
[6]	Glencore Finance Canada Ltd.	6.000%	11/15/2041	2,711	2,694
[6]	Glencore Funding LLC	4.875%	3/12/2029	6,929	6,922
[6]	Glencore Funding LLC	5.371%	4/4/2029	37,393	37,789
[6]	Glencore Funding LLC	2.625%	9/23/2031	8,527	7,531
[6]	Glencore Funding LLC	5.700%	5/8/2033	1,565	1,593
[6]	Glencore Funding LLC	6.500%	10/6/2033	9,140	9,668
[6]	Glencore Funding LLC	5.634%	4/4/2034	59,017	59,276
[6]	Glencore Funding LLC	3.875%	4/27/2051	2,360	1,654
[6]	Glencore Funding LLC	3.375%	9/23/2051	8,466	5,410
[6]	Glencore Funding LLC	5.893%	4/4/2054	8,085	7,665
	Martin Marietta Materials Inc.	6.375%	8/15/2056	8,980	9,157
	Rio Tinto Finance USA plc	5.000%	3/14/2032	4,940	4,920
	Rio Tinto Finance USA plc	5.250%	3/14/2035	2,245	2,231
	Rio Tinto Finance USA plc	5.750%	3/14/2055	14,655	14,189
	Rio Tinto Finance USA plc	5.875%	3/14/2065	4,375	4,250
					210,276
Real Estate (0.6%)
	American Tower Corp.	3.800%	8/15/2029	51,672	50,139
	CBRE Services Inc.	4.900%	1/15/2033	20	19
	Cousins Properties LP	5.250%	7/15/2030	7,360	7,361
	CubeSmart LP	2.250%	12/15/2028	12,135	11,463
	CubeSmart LP	2.500%	2/15/2032	7,767	6,747
	DOC DR LLC	2.625%	11/1/2031	6,460	5,704
	Extra Space Storage LP	5.500%	7/1/2030	11,585	11,714
	Extra Space Storage LP	5.900%	1/15/2031	38,946	39,950
	Extra Space Storage LP	4.950%	1/15/2033	17,535	17,069
	Extra Space Storage LP	5.350%	1/15/2035	26,445	26,049
	GLP Capital LP	4.000%	1/15/2030	4,845	4,624
	GLP Capital LP	5.250%	2/15/2033	20,135	19,390
	GLP Capital LP	5.750%	11/1/2037	16,945	16,099
	Healthpeak OP LLC	2.125%	12/1/2028	30,395	28,663
	Healthpeak OP LLC	3.000%	1/15/2030	30,750	28,795
	Healthpeak OP LLC	2.875%	1/15/2031	11,768	10,704
	Healthpeak OP LLC	5.250%	12/15/2032	4,845	4,795
	Healthpeak OP LLC	4.750%	1/15/2033	40,455	39,003
	Healthpeak OP LLC	5.375%	2/15/2035	4,875	4,798
	Kite Realty Group LP	5.200%	8/15/2032	3,215	3,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NNN REIT Inc.	5.500%	6/15/2034	16,311	16,300
	Prologis LP	4.750%	1/15/2031	10,118	10,063
	Realty Income Corp.	2.200%	6/15/2028	24,400	23,372
	Realty Income Corp.	4.700%	12/15/2028	27,200	27,184
	Realty Income Corp.	3.250%	1/15/2031	12,940	12,041
	Realty Income Corp.	2.850%	12/15/2032	25,860	22,625
	Realty Income Corp.	4.900%	7/15/2033	26,434	25,777
	Realty Income Corp.	5.125%	2/15/2034	25,644	25,205
	Realty Income Corp.	5.125%	4/15/2035	18,345	17,892
[6]	SBA Tower Trust	1.631%	11/15/2026	34,975	34,774
[6]	SBA Tower Trust	1.840%	4/15/2027	54,190	53,225
[6]	SBA Tower Trust	2.593%	10/15/2031	51,750	45,588
	Simon Property Group LP	2.450%	9/13/2029	19,865	18,562
	Simon Property Group LP	4.750%	9/26/2034	11,390	10,884
	Ventas Realty LP	5.000%	2/15/2036	28,000	26,785
	VICI Properties LP	4.950%	2/15/2030	4,675	4,612
	VICI Properties LP	5.125%	11/15/2031	16,100	15,754
	VICI Properties LP	5.125%	5/15/2032	17,970	17,483
	VICI Properties LP	6.125%	4/1/2054	8,990	8,429
	Welltower OP LLC	3.100%	1/15/2030	4,275	4,034
	Welltower OP LLC	5.125%	7/1/2035	42,295	41,495
					798,356
Technology (0.9%)
	Advanced Micro Devices Inc.	5.000%	8/17/2031	63,130	62,594
	Advanced Micro Devices Inc.	5.250%	8/17/2033	58,175	57,529
	Advanced Micro Devices Inc.	5.500%	8/17/2036	28,500	27,983
	Apple Inc.	3.850%	5/4/2043	48,000	38,320
	Apple Inc.	3.450%	2/9/2045	5,075	3,709
	Apple Inc.	4.650%	2/23/2046	5,600	4,844
	Apple Inc.	2.650%	5/11/2050	24,045	14,032
	Apple Inc.	2.650%	2/8/2051	27,145	15,668
	Apple Inc.	3.950%	8/8/2052	12,831	9,475
	Broadcom Inc.	4.750%	4/15/2029	6,460	6,442
	Broadcom Inc.	4.350%	2/15/2030	16,755	16,330
	Broadcom Inc.	4.600%	7/15/2030	50,145	49,103
	Broadcom Inc.	4.150%	11/15/2030	24,480	23,497
	Broadcom Inc.	5.150%	11/15/2031	9,600	9,513
[4]	Broadcom Inc.	4.550%	2/15/2032	8,245	7,895
	Broadcom Inc.	4.900%	7/15/2032	55,023	53,366
	Broadcom Inc.	2.600%	2/15/2033	31,355	26,305
	Broadcom Inc.	3.419%	4/15/2033	39,960	35,051
[4]	Broadcom Inc.	3.137%	11/15/2035	5,700	4,588
	Broadcom Inc.	3.187%	11/15/2036	7,097	5,598
	Broadcom Inc.	3.500%	2/15/2041	20,225	15,002
	Cisco Systems Inc.	4.950%	2/26/2031	20,580	20,653
	Cisco Systems Inc.	5.050%	2/26/2034	29,935	29,589
[6]	Foundry JV Holdco LLC	6.150%	1/25/2032	16,668	17,189
[6]	Foundry JV Holdco LLC	5.900%	1/25/2033	4,845	4,925
[6]	Foundry JV Holdco LLC	6.250%	1/25/2035	8,171	8,420
[6]	Foundry JV Holdco LLC	6.200%	1/25/2037	43,440	44,555
[6]	Foundry JV Holdco LLC	6.400%	1/25/2038	56,388	58,491
[6]	Foundry JV Holdco LLC	6.300%	1/25/2039	25,359	26,114
	Intel Corp.	2.000%	8/12/2031	11,625	9,990
	Intel Corp.	5.625%	2/10/2043	19,934	18,517
	Intel Corp.	4.100%	5/19/2046	45,545	33,495
	Intel Corp.	4.100%	5/11/2047	5,815	4,236
	Intel Corp.	3.250%	11/15/2049	5,250	3,235
	Intel Corp.	3.050%	8/12/2051	4,565	2,687
	International Business Machines Corp.	1.950%	5/15/2030	8,245	7,401
	International Business Machines Corp.	4.150%	5/15/2039	12,861	10,766
	International Business Machines Corp.	4.250%	5/15/2049	26,888	19,670
	J Paul Getty Trust	4.905%	4/1/2035	18,330	18,037
	Microsoft Corp.	2.525%	6/1/2050	80,954	45,627
	Microsoft Corp.	2.500%	9/15/2050	16,363	9,163
	Oracle Corp.	4.550%	2/4/2029	29,515	28,845
	Oracle Corp.	4.125%	5/15/2045	7,991	5,269
	Oracle Corp.	5.875%	9/26/2045	11,629	9,605
	Oracle Corp.	6.550%	2/4/2046	51,630	46,038
	Oracle Corp.	4.000%	7/15/2046	2,860	1,831

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	4.000%	11/15/2047	2,860	1,793
	Oracle Corp.	3.950%	3/25/2051	13,874	8,426
	Oracle Corp.	6.700%	2/4/2056	28,083	24,734
	QUALCOMM Inc.	2.150%	5/20/2030	29,475	26,767
	QUALCOMM Inc.	4.500%	5/20/2030	12,495	12,380
	QUALCOMM Inc.	5.000%	5/20/2035	23,510	22,834
	QUALCOMM Inc.	4.800%	5/20/2045	12,860	10,975
	QUALCOMM Inc.	4.300%	5/20/2047	1,255	982
	QUALCOMM Inc.	4.500%	5/20/2052	16,672	13,069
	Salesforce Inc.	4.900%	9/15/2031	55,150	54,447
	UL Solutions Inc.	6.500%	10/20/2028	12,800	13,238
					1,160,837
Utilities (3.7%)
[4]	AEP Texas Inc.	5.200%	4/15/2036	29,135	28,079
[4]	AEP Texas Inc.	4.150%	5/1/2049	5,065	3,758
[4]	AEP Texas Inc.	3.450%	1/15/2050	11,200	7,323
	AEP Texas Inc.	3.450%	5/15/2051	9,600	6,171
	AEP Texas Inc.	5.850%	10/15/2055	16,700	15,622
[4]	AEP Transmission Co. LLC	4.500%	6/15/2052	9,195	7,321
	AEP Transmission Co. LLC	5.400%	3/15/2053	6,460	5,885
	Alabama Power Co.	5.700%	2/15/2033	15,000	15,460
	Alabama Power Co.	5.100%	4/2/2035	19,530	19,210
	Alabama Power Co.	6.000%	3/1/2039	21,773	22,283
	Alabama Power Co.	3.750%	3/1/2045	24,430	18,290
[4]	Alabama Power Co.	4.300%	7/15/2048	28,015	22,100
	Ameren Illinois Co.	6.125%	12/15/2028	54,000	55,043
	Ameren Illinois Co.	3.700%	12/1/2047	845	610
[4]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/2039	14,328	13,971
	American Water Capital Corp.	4.450%	6/1/2032	22,115	21,454
	American Water Capital Corp.	4.150%	6/1/2049	850	650
	American Water Capital Corp.	3.450%	5/1/2050	2,280	1,536
[4]	Appalachian Power Recovery Funding LLC	4.961%	10/1/2035	35,570	35,309
[4]	Appalachian Power Recovery Funding LLC	5.836%	4/1/2046	31,170	30,965
	Arizona Public Service Co.	6.350%	12/15/2032	6,080	6,378
	Arizona Public Service Co.	5.550%	8/1/2033	8,253	8,319
	Arizona Public Service Co.	5.900%	8/15/2055	14,025	13,356
	Arizona Public Service Co.	6.250%	8/15/2056	25,025	24,868
	Atmos Energy Corp.	5.000%	12/15/2054	14,100	12,143
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	645	642
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	5,000	3,879
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	6,549	3,928
	Basin Electric Power Cooperative	5.850%	10/15/2055	23,275	21,791
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	29,775	30,952
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	830	855
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	10,715	9,716
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	20,000	14,336
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	15,865	12,020
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	27,777	21,983
[6]	Boston Gas Co.	3.150%	8/1/2027	5,385	5,316
[6]	Boston Gas Co.	3.001%	8/1/2029	5,970	5,645
[6]	Boston Gas Co.	3.757%	3/16/2032	4,225	3,894
[6]	Brooklyn Union Gas Co.	4.273%	3/15/2048	27,737	20,831
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	15,365	15,202
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	8,245	8,035
[4]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	28,235	26,943
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	35,850	36,167
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	8,068	7,985
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	28,139	28,190
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	6,560	6,541
[6]	Chpe LLC	4.875%	6/30/2031	9,125	8,991
[6]	Chpe LLC	5.100%	6/30/2033	25,435	24,911
[6]	Chpe LLC	5.350%	6/30/2036	25,475	24,765
[6]	Chpe LLC	5.875%	6/29/2046	17,430	16,819
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	9,180	8,635
[4]	Cleco Securitization I LLC	4.646%	9/1/2042	27,070	25,626
[6]	Cleveland Electric Illuminating Co.	5.000%	2/15/2030	4,945	4,940
	Commonwealth Edison Co.	4.350%	11/15/2045	13,610	10,998
	Commonwealth Edison Co.	3.650%	6/15/2046	2,165	1,568
[4]	Commonwealth Edison Co.	3.750%	8/15/2047	10,000	7,262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	4.000%	3/1/2048	13,787	10,354
[4]	Commonwealth Edison Co.	3.850%	3/15/2052	3,755	2,671
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	4,900	4,063
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	36,735	30,171
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	2,729	2,020
[4]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	4,105	3,091
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	1,690	1,247
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	27,865	17,446
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	52,157	41,308
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	20,020	18,836
[4]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	9,500	6,707
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	48,966	37,533
	Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	34,185	33,672
	Dominion Energy Inc.	4.600%	5/15/2028	21,520	21,475
[4]	Dominion Energy Inc.	5.250%	8/1/2033	5,706	5,639
[4]	Dominion Energy Inc.	4.900%	8/1/2041	5,800	5,124
[4]	Dominion Energy Inc.	4.600%	3/15/2049	27,385	21,781
[4]	Dominion Energy Inc.	4.850%	8/15/2052	14,553	11,921
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	4,886	5,237
	Dominion Energy South Carolina Inc.	5.800%	1/15/2033	9,000	9,253
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	1,438	1,443
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	44,155	45,531
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	2,945	2,839
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	29,850	25,301
	DTE Energy Co.	5.200%	4/1/2030	8,510	8,555
[4]	Duke Energy Carolinas LLC	6.000%	12/1/2028	2,190	2,248
	Duke Energy Carolinas LLC	4.950%	1/15/2033	4,810	4,761
	Duke Energy Carolinas LLC	6.100%	6/1/2037	3,404	3,528
	Duke Energy Carolinas LLC	6.050%	4/15/2038	4,000	4,151
	Duke Energy Carolinas LLC	3.700%	12/1/2047	17,085	12,287
	Duke Energy Carolinas LLC	5.350%	1/15/2053	52,380	47,231
[4]	Duke Energy Carolinas NC Storm Funding II LLC	5.070%	1/1/2046	36,130	33,768
	Duke Energy Corp.	3.400%	6/15/2029	12,030	11,575
	Duke Energy Corp.	2.450%	6/1/2030	14,375	13,113
	Duke Energy Corp.	4.500%	8/15/2032	8,695	8,379
	Duke Energy Corp.	4.950%	9/15/2035	17,970	17,173
	Duke Energy Corp.	3.300%	6/15/2041	33,905	24,959
	Duke Energy Corp.	4.800%	12/15/2045	44,700	37,898
	Duke Energy Corp.	3.750%	9/1/2046	22,085	15,825
	Duke Energy Corp.	3.950%	8/15/2047	8,031	5,867
	Duke Energy Corp.	3.500%	6/15/2051	38,835	25,241
	Duke Energy Corp.	5.000%	8/15/2052	32,080	26,650
	Duke Energy Corp.	6.100%	9/15/2053	8,475	8,256
	Duke Energy Corp.	5.800%	6/15/2054	8,475	7,873
	Duke Energy Corp.	5.700%	9/15/2055	14,940	13,707
	Duke Energy Florida LLC	6.350%	9/15/2037	8,000	8,466
	Duke Energy Florida LLC	6.400%	6/15/2038	27,055	28,686
	Duke Energy Florida LLC	3.400%	10/1/2046	6,460	4,504
	Duke Energy Florida LLC	5.950%	11/15/2052	11,250	10,990
[4]	Duke Energy Indiana LLC	4.950%	3/15/2036	1,055	1,012
	Duke Energy Progress LLC	3.400%	4/1/2032	15,845	14,579
	Duke Energy Progress LLC	5.050%	3/15/2035	43,780	42,741
	Duke Energy Progress LLC	6.300%	4/1/2038	14,705	15,510
	Duke Energy Progress LLC	4.100%	3/15/2043	615	495
	Duke Energy Progress LLC	4.200%	8/15/2045	40,400	32,091
	Duke Energy Progress LLC	2.500%	8/15/2050	2,475	1,369
	Duke Energy Progress LLC	2.900%	8/15/2051	2,450	1,460
	Duke Energy Progress LLC	4.000%	4/1/2052	4,185	3,053
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2037	34,870	29,465
[4]	Duke Energy Progress NC Storm Funding II LLC	4.890%	1/1/2046	36,729	34,219
[6]	East Ohio Gas Co.	2.000%	6/15/2030	8,960	8,013
[6]	East Ohio Gas Co.	3.000%	6/15/2050	13,050	7,898
	Emera US Finance LP	4.750%	6/15/2046	5,700	4,705
[6]	ENEL Finance International NV	4.125%	9/30/2028	12,425	12,260
[6]	ENEL Finance International NV	4.375%	9/30/2030	32,450	31,552
	Evergy Kansas Central Inc.	3.250%	9/1/2049	5,062	3,313
[4]	Evergy Metro Inc.	2.250%	6/1/2030	5,680	5,167
	Evergy Metro Inc.	4.200%	3/15/2048	3,419	2,641
[4]	Eversource Energy	3.300%	1/15/2028	12,335	12,098
	Eversource Energy	5.450%	3/1/2028	24,675	24,906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eversource Energy	5.950%	2/1/2029	2,500	2,559
[4]	Eversource Energy	4.250%	4/1/2029	2,182	2,150
[4]	Eversource Energy	1.650%	8/15/2030	2,500	2,195
	Eversource Energy	4.450%	12/15/2030	12,360	12,033
	Eversource Energy	3.375%	3/1/2032	5,495	5,000
	Eversource Energy	5.125%	5/15/2033	1,170	1,149
	Exelon Corp.	3.350%	3/15/2032	18,315	16,713
	FirstEnergy Corp.	2.650%	3/1/2030	4,675	4,309
[4]	FirstEnergy Corp.	2.250%	9/1/2030	33,816	30,206
[4]	FirstEnergy Corp.	4.850%	7/15/2047	2,290	1,899
[4]	FirstEnergy Corp.	3.400%	3/1/2050	33,760	21,949
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	1,910	1,923
[6]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	6,572	6,483
	FirstEnergy Transmission LLC	5.000%	1/15/2035	15,477	14,926
	Florida Power & Light Co.	5.650%	2/1/2035	50,000	50,315
	Florida Power & Light Co.	4.950%	6/1/2035	10,000	9,706
	Florida Power & Light Co.	5.650%	2/1/2037	5,000	5,086
	Florida Power & Light Co.	5.950%	2/1/2038	21,188	21,798
	Florida Power & Light Co.	3.700%	12/1/2047	13,702	9,898
	Florida Power & Light Co.	5.300%	4/1/2053	17,250	15,439
	Florida Power & Light Co.	5.900%	6/1/2066	106,500	101,474
	Fortis Inc.	3.055%	10/4/2026	28,565	28,513
	Georgia Power Co.	4.850%	3/15/2031	14,715	14,622
	Georgia Power Co.	4.700%	5/15/2032	29,820	29,288
	Georgia Power Co.	4.950%	5/17/2033	26,485	26,145
	Georgia Power Co.	5.250%	3/15/2034	15,025	14,967
	Georgia Power Co.	5.200%	3/15/2035	30,165	29,819
	Georgia Power Co.	5.400%	6/1/2040	6,665	6,530
[4]	Georgia Power Co.	4.750%	9/1/2040	34,703	31,404
	Georgia Power Co.	4.300%	3/15/2042	24,434	20,518
	Georgia Power Co.	5.125%	5/15/2052	19,840	17,485
	Indiana Michigan Power Co.	4.250%	8/15/2048	14,980	11,633
	Jersey Central Power & Light Co.	5.100%	1/15/2035	30,370	29,701
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	20,602	18,751
[6]	Massachusetts Electric Co.	1.729%	11/24/2030	990	863
[6]	Massachusetts Electric Co.	5.900%	11/15/2039	21,565	21,434
[6]	Massachusetts Electric Co.	6.236%	7/20/2056	8,385	8,215
	MidAmerican Energy Co.	4.400%	10/15/2044	1,050	866
	MidAmerican Energy Co.	4.250%	5/1/2046	5,485	4,367
	MidAmerican Energy Co.	4.250%	7/15/2049	6,595	5,137
	MidAmerican Energy Co.	3.150%	4/15/2050	38,026	24,374
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	3,170	3,138
[4]	Mississippi Power Co.	4.250%	3/15/2042	7,024	5,763
[6]	Monongahela Power Co.	5.400%	12/15/2043	4,570	4,222
[4]	Nevada Power Co.	3.125%	8/1/2050	15,345	9,725
[6]	Niagara Mohawk Power Corp.	4.278%	12/15/2028	38,470	37,935
[6]	Niagara Mohawk Power Corp.	4.647%	10/3/2030	2,500	2,455
[6]	Niagara Mohawk Power Corp.	3.025%	6/27/2050	14,840	8,935
	NiSource Inc.	5.250%	3/30/2028	19,368	19,530
	NiSource Inc.	5.200%	7/1/2029	7,275	7,346
	NiSource Inc.	5.250%	2/15/2043	22,833	20,844
	NiSource Inc.	4.800%	2/15/2044	12,750	10,963
	NiSource Inc.	5.000%	6/15/2052	19,985	16,844
	NiSource Inc.	5.850%	4/1/2055	17,425	16,392
	Northern States Power Co.	2.250%	4/1/2031	4,940	4,404
	Northern States Power Co.	4.850%	5/15/2036	16,260	15,550
	Northern States Power Co.	6.250%	6/1/2036	41,755	44,120
[6]	Oglethorpe Power Corp.	6.191%	1/1/2031	22,853	23,545
	Oglethorpe Power Corp.	5.950%	11/1/2039	6,075	6,121
	Oglethorpe Power Corp.	4.250%	4/1/2046	19,060	14,686
	Oglethorpe Power Corp.	4.500%	4/1/2047	4,095	3,274
	Oglethorpe Power Corp.	5.050%	10/1/2048	4,690	4,026
	Oglethorpe Power Corp.	5.800%	6/1/2054	5,525	5,158
[6]	Ohio Edison Co.	4.950%	12/15/2029	6,710	6,701
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	4,425	4,207
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	19,394	18,762
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	37,160	37,939
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	10,735	9,250
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	23,120	12,997
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	26,115	20,833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	3,788	3,201
	Pacific Gas & Electric Co.	6.950%	3/15/2034	22,565	24,278
	Pacific Gas & Electric Co.	5.800%	5/15/2034	10,810	10,850
	Pacific Gas & Electric Co.	5.200%	5/1/2036	11,155	10,562
	Pacific Gas & Electric Co.	4.600%	6/15/2043	6,546	5,311
	Pacific Gas & Electric Co.	4.750%	2/15/2044	16,421	13,486
	Pacific Gas & Electric Co.	4.300%	3/15/2045	15,679	12,018
	Pacific Gas & Electric Co.	4.250%	3/15/2046	4,166	3,151
	Pacific Gas & Electric Co.	4.000%	12/1/2046	11,310	8,176
	Pacific Gas & Electric Co.	4.950%	7/1/2050	76,964	61,355
	Pacific Gas & Electric Co.	5.250%	3/1/2052	3,010	2,530
	Pacific Gas & Electric Co.	6.750%	1/15/2053	16,680	16,722
	Pacific Gas & Electric Co.	6.700%	4/1/2053	2,633	2,665
	Pacific Gas & Electric Co.	6.150%	3/1/2055	5,310	4,995
	Pacific Gas & Electric Co.	6.100%	10/15/2055	9,113	8,436
	Pacific Gas & Electric Co.	6.000%	5/1/2056	40,976	37,384
	PECO Energy Co.	2.850%	9/15/2051	8,000	4,713
	PECO Energy Co.	4.600%	5/15/2052	12,845	10,330
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2036	3,775	3,076
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2046	16,989	12,053
[4]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2047	12,150	10,188
[4]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2047	25,815	23,685
[4]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2052	23,500	20,684
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	9,130	7,893
	Potomac Electric Power Co.	6.500%	11/15/2037	25,000	26,733
	Public Service Co. of Colorado	4.150%	3/13/2029	16,640	16,389
	Public Service Co. of Colorado	6.200%	8/15/2056	9,445	9,435
	Public Service Co. of New Hampshire	5.350%	10/1/2033	6,460	6,484
[4]	Public Service Co. of Oklahoma	5.400%	2/15/2034	9,445	9,409
	Public Service Co. of Oklahoma	5.200%	1/15/2035	16,692	16,248
	Public Service Co. of Oklahoma	5.450%	1/15/2036	46,418	45,732
[4]	Public Service Co. of Oklahoma	6.300%	8/15/2056	22,680	22,558
[4]	Public Service Electric & Gas Co.	5.050%	3/1/2035	25,502	24,942
[4]	Public Service Electric & Gas Co.	5.500%	3/1/2055	17,167	15,871
[4]	Public Service Electric & Gas Co.	5.625%	1/1/2056	22,040	20,745
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	25,755	25,949
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	18,345	18,300
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	23,120	22,859
[4]	San Diego Gas & Electric Co.	1.700%	10/1/2030	4,940	4,345
[4]	San Diego Gas & Electric Co.	3.750%	6/1/2047	5,390	3,926
	San Diego Gas & Electric Co.	4.150%	5/15/2048	5,940	4,520
[4]	San Diego Gas & Electric Co.	2.950%	8/15/2051	714	433
	San Diego Gas & Electric Co.	3.700%	3/15/2052	10,790	7,447
	San Diego Gas & Electric Co.	5.350%	4/1/2053	34,130	30,241
[4]	SCE Recovery Funding LLC	0.861%	11/15/2031	5,376	4,868
[4]	SCE Recovery Funding LLC	1.942%	5/15/2038	3,655	2,777
[4]	SCE Recovery Funding LLC	2.510%	11/15/2043	3,310	2,231
[4]	SCE Recovery Funding LLC	6.036%	12/15/2052	28,550	28,770
	Sempra	3.250%	6/15/2027	80,765	79,955
	Sempra	3.700%	4/1/2029	2,295	2,227
	Sempra	6.000%	10/15/2039	14,800	14,726
	Southern California Edison Co.	5.150%	6/1/2029	32,950	33,013
	Southern California Edison Co.	5.450%	6/1/2031	26,005	26,120
	Southern California Edison Co.	4.800%	3/15/2033	27,215	26,129
	Southern California Edison Co.	6.000%	1/15/2034	7,695	7,807
[4]	Southern California Edison Co.	5.350%	7/15/2035	4,320	4,162
[4]	Southern California Edison Co.	5.550%	1/15/2037	50,475	49,063
[4]	Southern California Edison Co.	5.950%	2/1/2038	40,000	39,508
	Southern California Edison Co.	6.050%	3/15/2039	1,980	1,957
	Southern California Edison Co.	4.650%	10/1/2043	3,255	2,652
	Southern California Edison Co.	4.000%	4/1/2047	10,179	7,236
[4]	Southern California Edison Co.	4.125%	3/1/2048	6,098	4,397
	Southern California Edison Co.	3.650%	2/1/2050	5,405	3,563
[4]	Southern California Edison Co.	3.650%	6/1/2051	1,950	1,282
	Southern California Edison Co.	5.700%	3/1/2053	7,085	6,280
	Southern California Edison Co.	5.875%	12/1/2053	5,680	5,148
	Southern California Edison Co.	5.900%	3/1/2055	18,643	17,006
	Southern California Edison Co.	6.200%	9/15/2055	16,492	15,556
	Southern California Gas Co.	6.350%	11/15/2052	17,580	17,850
	Southern Co.	4.400%	7/1/2046	76,642	61,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	6,670	6,807
[4]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	6,105	5,902
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	4,800	3,588
	Southwest Gas Corp.	2.200%	6/15/2030	6,310	5,689
	Southwestern Electric Power Co.	5.300%	4/1/2033	11,390	11,308
	Southwestern Electric Power Co.	5.200%	4/1/2036	14,155	13,650
	Southwestern Electric Power Co.	6.200%	3/15/2040	9,800	10,011
[4]	Southwestern Electric Power Co.	3.850%	2/1/2048	5,075	3,612
	Southwestern Electric Power Co.	5.900%	4/1/2056	55,555	52,219
	Southwestern Public Service Co.	5.300%	8/15/2036	33,410	32,589
	Southwestern Public Service Co.	3.700%	8/15/2047	3,756	2,710
	Tampa Electric Co.	4.900%	3/1/2029	8,065	8,074
[6]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/2042	39,235	37,062
[6]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/2046	18,860	17,111
[6]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/2050	17,640	15,954
[6]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	9,125	9,087
	Tucson Electric Power Co.	5.500%	4/15/2053	2,625	2,411
	Tucson Electric Power Co.	5.900%	4/15/2055	6,740	6,521
	Union Electric Co.	4.000%	4/1/2048	14,316	10,798
	Union Electric Co.	3.900%	4/1/2052	8,575	6,209
	Union Electric Co.	5.450%	3/15/2053	8,045	7,377
	Virginia Electric & Power Co.	5.150%	3/15/2035	6,565	6,397
[4]	Virginia Electric & Power Co.	4.900%	9/15/2035	16,620	15,862
[4]	Virginia Electric & Power Co.	6.000%	5/15/2037	1,740	1,779
	Virginia Electric & Power Co.	4.600%	12/1/2048	11,210	9,135
	Virginia Electric & Power Co.	5.450%	4/1/2053	8,100	7,311
	Virginia Electric & Power Co.	5.550%	8/15/2054	8,100	7,388
	Virginia Electric & Power Co.	5.650%	3/15/2055	17,575	16,303
[4]	Virginia Electric & Power Co.	5.600%	9/15/2055	53,380	49,152
	Wisconsin Electric Power Co.	5.700%	12/1/2036	17,280	17,752
	Wisconsin Public Service Corp.	6.080%	12/1/2028	45,000	45,168
					4,493,349
Total Corporate Bonds (Cost $28,258,631)					26,391,347
Sovereign Bonds (0.6%)
[4,6]	Bermuda	2.375%	8/20/2030	18,130	16,284
[4,6]	Bermuda	3.375%	8/20/2050	6,835	4,513
[4,6]	Corp. Nacional del Cobre de Chile	3.700%	1/30/2050	20,705	13,846
	Equinor ASA	3.125%	4/6/2030	53,605	50,707
	Equinor ASA	4.500%	9/3/2030	8,515	8,432
	Equinor ASA	5.125%	6/3/2035	73,102	72,603
	Equinor ASA	4.750%	11/14/2035	27,890	26,720
[4,6]	Kingdom of Saudi Arabia	4.125%	1/12/2029	55,375	54,426
[4,6]	NBN Co. Ltd.	2.625%	5/5/2031	37,954	34,229
[4,6]	NBN Co. Ltd.	2.500%	1/8/2032	77,087	67,889
[6]	OMERS Finance Trust	4.000%	4/20/2028	18,090	17,961
[4]	Republic of Chile	2.550%	7/27/2033	36,780	31,113
[4]	Republic of Chile	3.500%	1/31/2034	20,300	18,107
	Republic of Chile	3.500%	4/15/2053	20,175	13,598
[4,6]	Saudi Arabian Oil Co.	4.375%	2/2/2031	61,030	58,988
[4,6]	Saudi Arabian Oil Co.	5.375%	6/2/2035	10,970	10,880
[4,6]	Saudi Arabian Oil Co.	6.375%	6/2/2055	26,705	26,077
	State of Israel	5.375%	3/12/2029	36,740	37,065
[4]	State of Israel	4.500%	1/13/2031	47,990	46,729
	State of Israel	5.500%	3/12/2034	17,400	17,444
	United Mexican States	6.125%	2/9/2038	36,525	35,186
Total Sovereign Bonds (Cost $708,557)					662,797
Taxable Municipal Bonds (1.3%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	1,510	1,210
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	1,965	1,978
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	19,582	21,436
	Broward County FL Airport System Revenue	3.477%	10/1/2043	10,370	8,353
	California GO	7.550%	4/1/2039	12,375	14,264
	California GO	7.300%	10/1/2039	48,825	54,282
	California GO	5.875%	10/1/2041	29,515	30,192
	California Health Facilities Financing Authority Revenue	4.190%	6/1/2037	4,380	4,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University Systemwide Revenue	2.719%	11/1/2052	12,090	7,660
	California State University Systemwide Revenue	2.939%	11/1/2052	15,225	9,816
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	29,812	32,569
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	50,907	55,616
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	7,405	5,843
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	18,860	13,195
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	2,695	2,136
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	7,635	6,355
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	29,555	28,917
[8]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/2053	11,545	8,568
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	66,252	68,872
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/2034	1,585	1,373
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	1,165	864
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	6,095	5,627
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	5,645	5,503
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	28,900	19,059
	Houston TX GO	6.290%	3/1/2032	9,980	10,375
	Illinois GO	5.100%	6/1/2033	295,822	295,579
	Illinois Toll Highway Authority Revenue	6.184%	1/1/2034	29,200	30,184
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	2.833%	1/1/2038	95	77
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue ETM	2.833%	1/1/2038	5,385	4,421
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	7,745	7,227
[9]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	15,140	10,178
[8]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/2034	50,000	51,100
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	21,505	21,715
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/2043	19,000	19,291
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	12,445	11,641
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	22,105	22,376
	Massachusetts SO Revenue	4.110%	7/15/2031	2,154	2,111
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/2034	11,320	10,089
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	30,285	34,552
	New York City NY GO	4.610%	9/1/2037	15,303	14,421
	New York City NY GO	5.650%	2/1/2046	18,115	17,495
	New York City NY GO	5.094%	10/1/2049	19,215	17,110
	New York City NY GO	5.796%	2/1/2052	37,115	36,100
	New York City NY GO	5.114%	10/1/2054	9,070	8,015
	New York City NY GO	5.935%	2/1/2055	4,840	4,768
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/2040	13,630	14,568
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	9,530	10,747
	New York Metropolitan Transportation Authority Revenue (Green Bond)	5.175%	11/15/2049	2,425	2,150
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	11,035	11,646
[8]	Oregon School Boards Association GO	5.528%	6/30/2028	16,261	16,426
[9]	Oregon State University General Revenue	3.424%	3/1/2060	28,000	18,439
[10]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/2028	66,810	69,173
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	40	41
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/2053	34,900	31,791
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	44,055	35,402
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	21,985	18,921
	Riverside CA Pension Obligation Bonds Revenue	3.857%	6/1/2045	15,540	13,495
	Riverside County CA Pension Obligation Bonds Revenue	3.818%	2/15/2038	29,635	27,811
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	9,510	7,527
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/2042	34,905	28,376
	San Antonio TX Electric & Gas Systems Revenue	5.469%	2/1/2045	15,060	14,736
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	33,435	32,493
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/2041	10,694	10,614
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	17,265	16,631
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	9,465	9,762
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	15,150	15,648
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	15,445	9,772
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	46,830	38,554
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	26,520	16,162
	University of California Revenue	1.316%	5/15/2027	7,470	7,318
	University of California Revenue	1.614%	5/15/2030	16,140	14,513
	University of California Revenue	3.931%	5/15/2045	22,370	20,086
	University of Michigan Revenue	2.562%	4/1/2050	32,056	19,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Michigan Revenue	3.504%	4/1/2052	7,445	5,275
	University of Minnesota Revenue	4.048%	4/1/2052	25,160	19,324
Total Taxable Municipal Bonds (Cost $1,748,131)					1,593,148
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (0.0%)
[11,12]	Vanguard Market Liquidity Fund	3.731%		409,783	40,974
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.0%)
	Bank of America Securities, LLC (Dated 8/31/2026, Repurchase Value $115,012, collateralized by U.S. Treasury Obligations 0.500%–4.500%, 1/31/2027–5/15/2043, with a value of $117,300)	3.670%	9/1/2026	115,000	115,000
	Bank of America Securities, LLC (Dated 8/31/2026, Repurchase Value $32,003, collateralized by U.S. Government Agency Obligations 2.500%–6.500%, 4/20/2030–1/20/2076, with a value of $32,640)	3.670%	9/1/2026	32,000	32,000
	Bank of America Securities, LLC (Dated 8/31/2026, Repurchase Value $180,018, collateralized by U.S. Government Agency Obligations 1.500%–7.500%, 10/1/2026–8/1/2056, with a value of $183,600)	3.680%	9/1/2026	180,000	180,000
	Citigroup Global Markets Inc. (Dated 8/31/2026, Repurchase Value $68,707, collateralized by U.S. Treasury Obligations 1.250%–5.000%, 10/15/2026–5/15/2050, with a value of $70,074)	3.660%	9/1/2026	68,700	68,700
	Credit Agricole Securities (Dated 8/31/2026, Repurchase Value $151,315, collateralized by U.S. Treasury and Government Agency Obligations 0.125%–5.800%, 10/15/2026–11/3/2055, with a value of $154,326)	3.660%	9/1/2026	151,300	151,300
	Deutsche Bank Securities, Inc. (Dated 8/31/2026, Repurchase Value $49,305, collateralized by U.S. Treasury Obligations 4.500%–5.125%, 8/15/2039–8/15/2056, with a value of $50,286)	3.680%	9/1/2026	49,300	49,300
	HSBC Bank USA (Dated 8/31/2026, Repurchase Value $29,603, collateralized by U.S. Treasury Obligations 0.375%–3.875%, 1/15/2027–7/15/2028, with a value of $30,192)	3.660%	9/1/2026	29,600	29,600
	HSBC Bank USA (Dated 8/31/2026, Repurchase Value $19,202, collateralized by U.S. Government Agency Obligations 6.000%–6.500%, 5/1/2039–4/1/2056, with a value of $19,584)	3.670%	9/1/2026	19,200	19,200
	JP Morgan Securities, LLC (Dated 8/31/2026, Repurchase Value $150,015, collateralized by U.S. Treasury Obligations 0.000%–4.375%, 10/22/2026–1/7/2027, with a value of $153,000)	3.660%	9/1/2026	150,000	150,000
	Nomura International plc (Dated 8/31/2026, Repurchase Value $190,019, collateralized by U.S. Treasury Obligations 1.250%–1.375%, 4/30/2028–10/31/2028, with a value of $193,800)	3.660%	9/1/2026	190,000	190,000
	Nomura International plc (Dated 8/31/2026, Repurchase Value $2,300, collateralized by U.S. Treasury Obligations 0.125%–4.375%, 1/15/2031–5/15/2043, with a value of $2,346)	3.660%	9/1/2026	2,300	2,300
	RBC Capital Markets LLC (Dated 8/31/2026, Repurchase Value $33,603, collateralized by U.S. Treasury and Government Agency Obligations 2.750%–6.000%, 11/15/2042–8/1/2054, with a value of $34,272)	3.670%	9/1/2026	33,600	33,600
	Societe Generale (Dated 8/31/2026, Repurchase Value $48,205, collateralized by U.S. Treasury Obligations 5.000%, 5/15/2046, with a value of $49,164)	3.660%	9/1/2026	48,200	48,200
	TD Securities (USA) LLC (Dated 8/31/2026, Repurchase Value $72,207, collateralized by U.S. Government Agency Obligations 2.500%–6.000%, 5/20/2041–8/20/2056, with a value of $73,644)	3.680%	9/1/2026	72,200	72,200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo & Co. (Dated 8/31/2026, Repurchase Value $70,507, collateralized by U.S. Government Agency Obligations 3.000%–6.500%, 2/1/2045–8/1/2056, with a value of $71,910)	3.670%	9/1/2026	70,500	70,500
				1,211,900
Total Temporary Cash Investments (Cost $1,252,872)				1,252,874
Total Investments (99.9%) (Cost $92,873,594)				121,999,513
Other Assets and Liabilities—Net (0.1%)				134,327
Net Assets (100%)				122,133,840

Cost is in $000.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $38,042.
2	Securities with a value of $2,550 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $26,946 have been segregated as collateral for open over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $6,947,811, representing 5.7% of net assets.

7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Collateral of $40,888 was received for securities on loan.

ADR—American Depositary Receipt.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2026	1,289	138,769	(1,109)
10-Year U.S. Treasury Note	September 2026	1	108	(1)
				(1,110)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Elevance Health Inc.	12/10/2029	CITNA	593,602	(3.635)	—	(8,900)
Goldman Sachs Group Inc.	5/5/2028	JPMC	676,188	(3.886)	—	(23,811)
Goldman Sachs Group Inc.	12/10/2029	CITNA	163,529	(3.886)	—	(1,712)
JPMorgan Chase & Co.	12/10/2029	CITNA	35,770	(3.635)	—	(446)
					—	(34,869)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximately equal to the notional amount of the swap in high-quality temporary cash investments, as well as holds cash and other short-term receivables.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
H. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	77,754,085	2,629,257	—	80,383,342
U.S. Government and Agency Obligations	—	10,904,877	—	10,904,877
Asset-Backed/Commercial Mortgage-Backed Securities	—	811,128	—	811,128
Corporate Bonds	—	26,391,347	—	26,391,347
Sovereign Bonds	—	662,797	—	662,797
Taxable Municipal Bonds	—	1,593,148	—	1,593,148
Temporary Cash Investments	40,974	1,211,900	—	1,252,874
Total	77,795,059	44,204,454	—	121,999,513

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,110)	—	—	(1,110)
Swap Contracts	—	(34,869)	—	(34,869)
Total	(1,110)	(34,869)	—	(35,979)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.